Schedule of Portfolio Investments

Praxis Impact Bond Fund

March 31, 2025 (Unaudited)

MUNICIPAL BONDS - 1.0%	Coupon	Maturity	Principal Amount	Fair Value
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects, Series 2010-A	7.334%	02/15/28	$770,000	$806,428
Findlay City School District, Series 2010-B	6.250%	12/01/37	270,000	270,467
Houston, Texas, Independent School District, Series 2009A-2	6.168%	02/15/34	1,000,000	1,002,130
Massachusetts St., Series 2016-F	3.277%	06/01/46	3,100,000	2,472,064
University of Texas, Permanent University Fund, Series 2017-A	3.376%	07/01/47	3,000,000	2,323,069
University of Texas, Rev., Series 2020 B	2.439%	08/15/49	1,875,000	1,156,849
University of Virginia, Rev., Series 2009	6.200%	09/01/39	2,000,000	2,170,431
TOTAL MUNICIPAL BONDS (COST $10,997,496)				$10,201,438

CORPORATE BONDS - 27.4%	Coupon	Maturity	Principal Amount	Fair Value
ASSET MANAGEMENT - 0.1%
Ameriprise Financial, Inc.	3.000%	04/02/25	$730,000	$729,947

AUTOMOTIVE - 0.2%
BorgWarner, Inc.	2.650%	07/01/27	601,000	575,936
Honda Motor Co. Ltd.	2.967%	03/10/32	760,000	670,190
Hyundai Capital Services, Inc. (a)	1.250%	02/08/26	200,000	194,106
Magna International, Inc.	2.450%	06/15/30	1,250,000	1,109,257
				2,549,489
BANKING - 2.6%
Bank of America Corp., Series N (b)	4.271%	07/23/29	1,000,000	987,864
Bank of America Corp., Series N (b)	2.572%	10/20/32	1,500,000	1,294,125
Bank of Montreal (c)	5.203%	02/01/28	1,750,000	1,782,027
Bank of New York Mellon Corp. (The), Series J	4.967%	04/26/34	2,000,000	1,982,185
Citigroup, Inc.	3.700%	01/12/26	1,750,000	1,739,437
Citigroup, Inc. (b)	2.572%	06/03/31	2,000,000	1,781,049
ING Groep N.V. (a)	4.625%	01/06/26	1,250,000	1,251,611
JPMorgan Chase & Co.	3.200%	06/15/26	2,557,000	2,526,272
JPMorgan Chase & Co. (b)	2.739%	10/15/30	2,000,000	1,835,200
KeyBank N.A.	4.150%	08/08/25	1,000,000	997,278

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 27.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
BANKING - 2.6% (Continued)
M&T Bank Corp.	4.553%	08/16/28	$1,500,000	$1,489,248
PNC Financial Services Group, Inc. (The)	4.758%	01/26/27	1,500,000	1,500,537
PNC Financial Services Group, Inc. (The) (b)	5.820%	06/12/29	1,000,000	1,028,266
Regions Financial Corp.	2.250%	05/18/25	1,000,000	996,327
State Street Corp. (c)	7.350%	06/15/26	1,000,000	1,032,711
State Street Corp.	4.164%	08/04/33	1,000,000	950,469
Toronto-Dominion Bank, Series C	5.264%	12/11/26	2,000,000	2,027,006
Truist Financial Corp. (SOFR + 60.90) (b)	1.267%	03/02/27	1,000,000	969,435
UBS AG London	5.650%	09/11/28	550,000	568,329
				26,739,376
BEVERAGES - 0.1%
Coca-Cola Co. (The)	3.450%	03/25/30	500,000	480,244
Coca-Cola Femsa S.A.B. de C.V. (c)	1.850%	09/01/32	1,000,000	815,147
				1,295,391
BIOTECH & PHARMA - 0.4%
AbbVie, Inc.	2.950%	11/21/26	500,000	489,436
Amgen, Inc.	3.000%	02/22/29	2,500,000	2,368,841
Gilead Sciences, Inc.	3.650%	03/01/26	750,000	744,375
				3,602,652
CABLE & SATELLITE - 0.4%
Comcast Corp.	3.300%	04/01/27	500,000	490,508
Comcast Corp.	4.650%	02/15/33	1,000,000	980,225
Comcast Corp. (c)	2.937%	11/01/56	672,000	394,834
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	380,877
WarnerMedia Holdings, Inc.	4.054%	03/15/29	1,500,000	1,412,630
				3,659,074
CHEMICALS - 0.5%
Air Products and Chemicals, Inc. (c)	4.850%	02/08/34	1,000,000	994,168
Avery Dennison Corp.	2.650%	04/30/30	1,250,000	1,132,733
DowDuPont, Inc.	4.493%	11/15/25	1,500,000	1,497,636
Ecolab, Inc.	4.800%	03/24/30	140,000	141,600
Ecolab, Inc.	2.750%	08/18/55	1,470,000	882,893
Nutrien Ltd.	5.875%	12/01/36	840,000	865,747
				5,514,777

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 27.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CONSTRUCTION MATERIALS - 0.0% (d)
Owens Corning	3.950%	08/15/29	$300,000	$290,341

CONSUMER SERVICES - 4.1%
Andrew W. Mellon Funding	0.947%	08/01/27	1,050,000	973,170
California Endowment (The)	2.498%	04/01/51	4,500,000	2,725,988
Conservation Fund, Series 2019	3.474%	12/15/29	535,000	503,873
Ford Foundation (The), Series 2017	3.859%	06/01/47	4,620,000	3,801,413
Ford Foundation (The), Series 2020	2.415%	06/01/50	235,000	140,705
John D. & Catherine T. MacArthur Foundation, Series 2020	1.299%	12/01/30	1,500,000	1,241,111
Leland Stanford Junior University (The)	3.460%	05/01/47	2,415,000	1,852,646
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,387,794
Massachusetts Institute of Technology, Series D-2	3.959%	07/01/38	1,700,000	1,558,554
President & Fellows of Harvard College, Series 2024-A (c)	4.609%	02/15/35	2,000,000	1,971,301
President & Fellows of Harvard College, Series 2016-B	3.150%	07/15/46	3,961,000	2,855,873
President & Fellows of Harvard College, Series 2020-B	2.517%	10/15/50	1,600,000	982,737
President & Fellows of Harvard College, Series 2022-A	3.745%	11/15/52	700,000	544,834
Rockefeller Foundation (The)	2.492%	10/01/50	4,290,000	2,596,015
Stanford University California, Series 2017	3.647%	05/01/48	750,000	585,891
Stanford University California, Series 2020-A	2.413%	06/01/50	4,400,000	2,617,592
Trustees of Princeton University (The)	2.516%	07/01/50	6,650,000	4,195,502
University of Notre Dame, Series 2017	3.394%	02/15/48	3,749,000	2,814,216
W.K. Kellogg Foundation Trust, Series 2020 (a)	2.443%	10/01/50	3,950,000	2,352,533
Yale University (c)	2.402%	04/15/50	8,765,000	5,267,194
				40,968,942
CONTAINERS & PACKAGING - 0.3%
CCL Industries, Inc. (a)	3.050%	06/01/30	1,750,000	1,592,638
Sonoco Products Co.	5.750%	11/01/40	1,000,000	992,711
				2,585,349

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 27.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
DIVERSIFIED INDUSTRIALS - 0.1%
Illinois Tool Works, Inc.	3.900%	09/01/42	$1,000,000	$830,733

ELECTRIC UTILITIES - 4.3%
Ameren Illinois Co.	5.900%	12/01/52	2,250,000	2,323,388
Avista Corp.	4.000%	04/01/52	1,000,000	745,372
Caledonia Generating, LLC (a)	1.950%	02/28/34	1,455,385	1,266,704
CenterPoint Energy, Inc., Series AL	5.300%	04/01/53	1,000,000	953,787
Consolidated Edison Co.	3.350%	04/01/30	1,000,000	945,821
DTE Electric Co.	4.050%	05/15/48	1,750,000	1,411,432
DTE Electric Co.	3.650%	03/01/52	750,000	553,429
DTE Energy Co., Series C	4.875%	06/01/28	1,500,000	1,509,158
Duke Energy Carolinas, LLC	3.550%	03/15/52	2,200,000	1,554,098
Duke Energy Progress, LLC	3.450%	03/15/29	1,750,000	1,685,810
Duke Energy Progress, LLC	4.000%	04/01/52	1,500,000	1,150,598
Electricite de France S.A. (a)	3.625%	10/13/25	1,250,000	1,241,482
Florida Power & Light Co.	3.700%	12/01/47	1,550,000	1,179,344
Florida Power & Light Co.	2.875%	12/04/51	2,000,000	1,268,033
Georgia Power Co., Series 2016-A	3.250%	04/01/26	1,000,000	988,888
Interstate Power & Light Co.	3.600%	04/01/29	1,250,000	1,201,398
Liberty Utilities Financial Services (a)	2.050%	09/15/30	1,355,000	1,165,614
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,372,472
Narragansett Electric Co. (a)	3.395%	04/09/30	1,500,000	1,411,174
National Rural Utilities	1.350%	03/15/31	2,000,000	1,643,775
Niagara Mohawk Power Corp. (a)	1.960%	06/27/30	1,500,000	1,296,831
Northern States Power Co.	2.900%	03/01/50	1,500,000	967,450
NSTAR Electric Co.	3.950%	04/01/30	600,000	582,630
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,257,778
NY State Electric & Gas (a)	5.650%	08/15/28	1,650,000	1,700,854
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,119,659
Public Service Co.	3.700%	06/15/28	2,250,000	2,202,566
Public Service Electric and Gas Co.	4.650%	03/15/33	2,500,000	2,464,480
Puget Energy, Inc.	4.223%	06/15/48	1,000,000	807,654
Rochester Gas & Electric Corp. (a)	1.850%	12/01/30	500,000	422,000
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	748,555
Solar Star Funding, LLC (a)	3.950%	06/30/35	220,350	201,724

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 27.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
ELECTRIC UTILITIES - 4.3% (Continued)
Solar Star Funding, LLC (a)	5.375%	06/30/35	$349,052	$350,579
Southern California Edison	4.050%	03/15/42	1,165,000	916,406
Topaz Solar Farms, LLC (a)	4.875%	09/30/39	201,569	180,645
Topaz Solar Farms, LLC (a)	5.750%	09/30/39	484,072	466,103
Union Electric Co.	2.625%	03/15/51	2,000,000	1,194,025
Westar Energy, Inc.	2.550%	07/01/26	1,292,000	1,263,487
				43,715,203
ELECTRICAL EQUIPMENT - 0.2%
Johnson Controls International plc	1.750%	09/15/30	1,800,000	1,551,058
Roper Technologies, Inc.	2.000%	06/30/30	440,000	384,317
				1,935,375
FOOD - 0.8%
Cargill, Inc. (a)	4.760%	11/23/45	1,500,000	1,345,962
General Mills, Inc.	4.000%	04/17/25	1,500,000	1,499,395
Hormel Foods Corp.	1.800%	06/11/30	2,250,000	1,963,219
Ingredion, Inc.	2.900%	06/01/30	1,000,000	917,766
Mars, Inc. (a)	4.650%	04/20/31	1,000,000	995,396
Mars, Inc. (a)	3.600%	04/01/34	1,500,000	1,343,513
				8,065,251
FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
Suzano S.A.	5.500%	01/17/27	800,000	808,133

GAS & WATER UTILITIES - 0.4%
American Water Capital Corp.	2.800%	05/01/30	1,500,000	1,372,215
Brooklyn Union Gas Co. (a)	4.504%	03/10/46	1,250,000	1,035,740
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	262,620
Spire Missouri, Inc.	5.150%	08/15/34	1,000,000	1,002,395
				3,672,970
HEALTH CARE FACILITIES & SERVICES - 0.1%
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,465,684

HOME & OFFICE PRODUCTS - 0.1%
Steelcase, Inc.	5.125%	01/18/29	1,000,000	961,229

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 27.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
HOME CONSTRUCTION - 0.1%
NVR, Inc.	3.000%	05/15/30	$1,000,000	$916,461

INSTITUTIONAL FINANCIAL SERVICES - 0.8%
Brookfield Finance, Inc.	4.250%	06/02/26	1,570,000	1,564,063
Goldman Sachs Group, Inc. (b)	4.223%	05/01/29	1,000,000	986,205
Goldman Sachs Group, Inc.	3.800%	03/15/30	1,500,000	1,434,462
Morgan Stanley, Series F	3.125%	07/27/26	2,000,000	1,965,427
Morgan Stanley, Series I (b)	5.449%	07/20/29	1,000,000	1,022,782
Morgan Stanley, Series I (b)	2.699%	01/22/31	1,250,000	1,132,428
				8,105,367
INSURANCE - 3.6%
Aflac, Inc.	4.000%	10/15/46	1,408,000	1,126,141
AIG Global Funding, Series 2024-1 (a)	5.200%	01/12/29	500,000	508,014
Allstate Corp. (The)	5.250%	03/30/33	1,000,000	1,013,015
American National Group, Inc.	5.750%	10/01/29	1,850,000	1,865,101
Athene Global Funding (a)	5.583%	01/09/29	785,000	801,630
F&G Global Funding (a)	2.300%	04/11/27	535,000	509,332
Fidelity National Financial, Inc.	3.400%	06/15/30	1,000,000	921,570
First American Financial Corp.	2.400%	08/15/31	1,500,000	1,265,501
GA Global Funding Trust (a)	2.250%	01/06/27	2,000,000	1,917,496
Horace Mann Educators Corp. (c)	4.500%	12/01/25	1,235,000	1,232,426
Horace Mann Educators Corp.	7.250%	09/15/28	965,000	1,041,472
Jackson National Life Global Funding (a)	5.500%	01/09/26	1,250,000	1,256,800
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	993,871
Massachusetts Mutual Life Insurance Co. (a)	3.375%	04/15/50	2,500,000	1,711,805
Met Life Global Funding I (a)	5.150%	03/28/33	1,250,000	1,253,510
Mutual of Omaha Global, Series 2023-1 (a)	5.800%	07/27/26	385,000	390,199
Mutual of Omaha Global (a)	5.450%	12/12/28	365,000	374,779
New York Life Global Funding (a)	4.900%	06/13/28	3,000,000	3,042,537
Northwestern Mutual, Series 2023-3 (a)	4.900%	06/12/28	1,740,000	1,764,066
Pacific Life Global Funding II, Series 2020-1 (a)	1.200%	06/24/25	415,000	411,870
Pacific Life Global Funding II, Series 2021-1 (a)	1.450%	01/20/28	1,000,000	923,698
Pricoa Global Funding I (a)(c)	5.100%	05/30/28	2,000,000	2,041,243
Primerica, Inc.	2.800%	11/19/31	1,000,000	868,464
Principal Financial Group, Inc.	3.700%	05/15/29	1,250,000	1,209,207

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 27.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
INSURANCE - 3.6% (Continued)
Protective Life Global Funding (a)(c)	5.366%	01/06/26	$500,000	$503,205
Protective Life Global Funding (a)	5.209%	04/14/26	1,000,000	1,007,893
Prudential Financial, Inc.	1.500%	03/10/26	644,000	627,060
Prudential Funding Asia plc (c)	3.125%	04/14/30	750,000	698,266
Reliance STD Life Insurance Co. (a)	2.750%	05/07/25	1,280,000	1,277,251
RGA Global Funding (a)	5.500%	01/11/31	1,000,000	1,027,794
Sammons Financial Group, Inc. (a)	4.450%	05/12/27	1,200,000	1,190,791
Sammons Financial Group, Inc. (a)	6.875%	04/15/34	1,000,000	1,065,989
Trustage Financial Group, Inc. (a)	4.625%	04/15/32	400,000	374,664
				36,216,660
LEISURE FACILITIES & SERVICES - 0.2%
McDonald's Corp., Series MTN	3.500%	07/01/27	1,000,000	981,655
Starbucks Corp.	2.450%	06/15/26	1,000,000	977,138
				1,958,793
MACHINERY - 0.4%
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	673,981
John Deere Capital Corp.	1.750%	03/09/27	250,000	238,745
John Deere Capital Corp.	3.050%	01/06/28	1,250,000	1,215,326
Xylem, Inc.	1.950%	01/30/28	1,775,000	1,657,340
				3,785,392
MEDICAL EQUIPMENT & DEVICES - 0.1%
Alcon Finance Corp. (a)	2.600%	05/27/30	1,250,000	1,124,331

PERSONAL PRODUCTS - 0.1%
Estée Lauder Cos., Inc. (The)	2.600%	04/15/30	1,000,000	903,902

PIPELINES - 0.1%
Northern Natural Gas Co. (a)	4.100%	09/15/42	1,200,000	969,017

REITS - 3.1%
Agree Ltd. Partnership	2.900%	10/01/30	650,000	586,805
Agree Ltd. Partnership	4.800%	10/01/32	715,000	695,484
Alexandria Real Estate Equities, Inc.	2.950%	03/15/34	1,000,000	835,560
Alexandria Real Estate Equities, Inc.	4.750%	04/15/35	1,250,000	1,190,426
American Homes 4 Rent, L.P.	5.500%	02/01/34	2,000,000	2,002,114
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,227,532

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 27.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
REITS - 3.1% (Continued)
Camden Property Trust	2.800%	05/15/30	$1,500,000	$1,369,457
Digital Realty Trust, L.P.	5.550%	01/15/28	2,250,000	2,303,140
ERP Operating, L.P.	4.150%	12/01/28	1,250,000	1,233,810
ESSEX Portfolio, L.P.	2.650%	03/15/32	1,500,000	1,283,233
ESSEX Portfolio, L.P.	5.500%	04/01/34	250,000	252,364
Federal Realty Investment Trust	1.250%	02/15/26	515,000	499,425
Federal Realty Investment Trust	5.375%	05/01/28	1,500,000	1,525,392
Kilroy Realty Corp.	2.500%	11/15/32	1,750,000	1,387,572
Kimco Realty Corp.	2.700%	10/01/30	1,750,000	1,577,243
Lexington Realty Trust	2.700%	09/15/30	1,500,000	1,319,775
Mid-America Apartment Communities, Inc.	3.950%	03/15/29	1,750,000	1,705,713
Ontario Teachers Cadillac Fairview Properties Trust (a)	2.500%	10/15/31	1,255,000	1,080,942
Prologis, L.P.	2.875%	10/06/29	1,500,000	1,394,286
Prologis, L.P.	4.625%	01/15/33	1,500,000	1,468,237
Realty Income Corp.	4.700%	12/15/28	1,000,000	1,003,313
Rexford Industrial Realty, L.P.	5.000%	06/15/28	500,000	501,762
Rexford Industrial Realty, L.P.	2.150%	09/01/31	1,750,000	1,461,878
Sun Communities Operating, L.P.	2.700%	07/15/31	500,000	435,120
Sun Communities Operating, L.P.	5.700%	01/15/33	750,000	764,939
UDR, Inc.	1.900%	03/15/33	1,500,000	1,176,280
WP Carey, Inc.	2.450%	02/01/32	1,500,000	1,257,976
				31,539,778
RETAIL - CONSUMER STAPLES - 0.1%
Kroger Co. (The)	5.000%	04/15/42	1,000,000	930,052
Walmart, Inc.	1.800%	09/22/31	500,000	428,705
				1,358,757
RETAIL - DISCRETIONARY - 0.3%
Home Depot, Inc. (The)	3.625%	04/15/52	1,000,000	733,987
Lowe's Cos., Inc.	4.650%	04/15/42	1,000,000	878,980
Lowe's Cos., Inc.	3.000%	10/15/50	500,000	312,634
Lowe's Cos., Inc.	5.625%	04/15/53	1,000,000	965,311
				2,890,912
SEMICONDUCTORS - 0.2%
Intel Corp.	4.150%	08/05/32	1,000,000	927,063

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 27.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SEMICONDUCTORS - 0.2% (Continued)
Intel Corp.	3.734%	12/08/47	$1,000,000	$697,063
				1,624,126
SOFTWARE - 0.3%
Microsoft Corp.	2.525%	06/01/50	4,500,000	2,818,928
Microsoft Corp.	2.921%	03/17/52	1,000,000	670,588
				3,489,516
SPECIALTY FINANCE - 0.8%
BlueHub Loan Fund, Inc.	3.099%	01/01/30	1,030,000	981,328
Community Preservation Corp. (The)	2.867%	02/01/30	2,500,000	2,235,065
Low Income Investment Fund	3.386%	07/01/26	115,000	112,252
Low Income Investment Fund, Series 2019	3.711%	07/01/29	1,985,000	1,871,587
USAA Capital Corp. (a)	2.125%	05/01/30	3,000,000	2,678,994
				7,879,226
STEEL - 0.0% (d)
Nucor Corp.	2.000%	06/01/25	460,000	457,813

TECHNOLOGY HARDWARE - 0.5%
Apple, Inc.	3.000%	06/20/27	1,000,000	977,084
Apple, Inc.	2.650%	05/11/50	1,000,000	629,816
Apple, Inc.	2.650%	02/08/51	2,000,000	1,251,826
HP, Inc.	4.750%	01/15/28	1,100,000	1,107,342
HP, Inc.	4.000%	04/15/29	915,000	887,537
				4,853,605
TECHNOLOGY SERVICES - 0.2%
Experian Finance plc (a)	2.750%	03/08/30	635,000	580,869
Moody's Corp.	3.250%	05/20/50	500,000	340,178
Moody's Corp.	3.750%	02/25/52	1,000,000	748,043
				1,669,090
TELECOMMUNICATIONS - 0.5%
AT&T, Inc.	5.250%	03/01/37	500,000	494,020
AT&T, Inc.	4.750%	05/15/46	2,000,000	1,739,762
Verizon Communications, Inc.	3.875%	02/08/29	1,000,000	976,135
Verizon Communications, Inc.	1.500%	09/18/30	1,000,000	848,255
Verizon Communications, Inc.	2.987%	10/30/56	1,799,000	1,080,593
				5,138,765

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 27.4% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
TRANSPORTATION & LOGISTICS - 0.9%
Burlington Northern Santa Fe, LLC	5.750%	05/01/40	$2,078,000	$2,161,403
Canadian Pacific Railway Co.	2.050%	03/05/30	1,750,000	1,548,274
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	920,073
Norfolk Southern Corp.	3.050%	05/15/50	1,500,000	980,734
Penske Truck Leasing Co. (a)	5.750%	05/24/26	500,000	505,599
TTX Co. (a)	4.600%	02/01/49	280,000	244,011
TTX Co. (a)	5.650%	12/01/52	500,000	505,873
Union Pacific Corp.	4.950%	09/09/52	2,000,000	1,845,534
				8,711,501
TRANSPORTATION EQUIPMENT - 0.1%
Ryder System, Inc.	5.650%	03/01/28	1,250,000	1,284,343

WHOLESALE - CONSUMER STAPLES - 0.2%
Bunge Ltd. Finance Corp. (c)	1.630%	08/17/25	395,000	390,383
Sysco Corp.	2.400%	02/15/30	1,750,000	1,573,515
				1,963,898

TOTAL CORPORATE BONDS (COST $307,519,532)				$276,231,169

CORPORATE NOTES - 1.0%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 1.0%
Calvert Impact Capital, Inc. (e)	2.500%	06/13/25	$1,400,000	$1,390,588
Calvert Impact Capital, Inc. (e)	2.500%	12/15/25	650,000	635,878
Calvert Impact Capital, Inc. (e)	4.000%	06/15/28	1,200,000	1,151,767
Calvert Impact Capital, Inc. (e)	5.000%	12/15/28	450,000	443,651
Calvert Impact Capital, Inc. (e)	5.000%	06/15/29	1,800,000	1,770,310
Calvert Impact Capital, Inc. (e)	4.500%	12/14/29	550,000	528,616
Calvert Impact Climate, Inc. (e)	5.500%	12/15/53	993,295	887,172
Capital Impact Partners Investment (e)	5.750%	06/15/25	1,800,000	1,804,523
Capital Impact Partners Investment (e)	4.500%	12/15/25	550,000	550,362

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE NOTES - 1.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 1.0% (Continued)
Capital Impact Partners Investment (e)	5.000%	12/15/26	$500,000	$503,907
TOTAL CORPORATE NOTES (COST $9,893,295)				$9,666,774

FOREIGN GOVERNMENTS - 5.2%	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN AGENCY - 0.9%
BNG Bank N.V. (a)(c)	0.500%	11/24/25	$2,000,000	$1,950,430
Kreditanstalt Fur Wiederafbau	4.375%	02/28/34	7,500,000	7,525,299
				9,475,729
SUPRANATIONAL - 4.3%
African Development Bank	3.500%	09/18/29	2,000,000	1,955,622
Asian Development Bank	3.125%	09/26/28	1,000,000	972,100
Central American Bank for Economic Integration (a)	1.140%	02/09/26	1,200,000	1,165,831
European Investment Bank	2.125%	04/13/26	1,000,000	980,127
European Investment Bank	2.375%	05/24/27	4,000,000	3,867,673
Inter-American Development Bank	0.875%	04/03/25	3,000,000	2,999,059
Inter-American Development Bank	3.500%	04/12/33	3,000,000	2,849,432
Inter-American Development Bank	4.375%	01/24/44	3,000,000	2,837,707
International Bank for Reconstruction & Development	3.126%	11/20/25	1,000,000	992,725
International Bank for Reconstruction & Development	0.875%	07/15/26	3,000,000	2,882,207
International Bank for Reconstruction & Development	3.125%	06/15/27	4,000,000	3,927,063
International Bank for Reconstruction & Development	4.750%	11/14/33	6,000,000	6,190,722
International Development Association (a)	0.375%	09/23/25	2,000,000	1,961,945
International Development Association (a)(c)	0.876%	04/28/26	2,000,000	1,932,215
International Development Association (a)	4.500%	02/12/35	4,000,000	4,037,913
International Finance Corp., Series GMTN	2.126%	04/07/26	3,000,000	2,940,903

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

FOREIGN GOVERNMENTS - 5.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SUPRANATIONAL - 4.3% (Continued)
International Finance Corp., Series 2622	4.375%	01/15/27	$1,000,000	$1,006,172
				43,499,416

TOTAL FOREIGN GOVERNMENTS (COST $53,726,359)				$52,975,145

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0% (d)	Coupon	Maturity	Principal Amount	Fair Value
Commercial Mortgage Pass-Through Certificates, Class A-3 (Cost $33,561)	2.853%	10/17/45	$32,965	$31,317

U.S. GOVERNMENT AGENCIES - 57.2%	Coupon	Maturity	Principal Amount	Fair Value
DEVELOPMENT FINANCE CORPORATION - 0.7%
DFC (b)	4.550%	09/15/26	$250,000	$250,000
DFC	1.590%	04/15/28	2,000,000	1,877,409
DFC	1.650%	04/15/28	3,500,000	3,319,467
DFC	3.130%	04/15/28	1,000,000	972,014
DFC	3.540%	06/15/30	308,839	301,803
DFC	3.520%	09/20/32	535,714	518,215
				7,238,908
FEDERAL HOME LOAN BANK - 7.5%
FHLB	1.250%	12/21/26	4,000,000	3,817,184
FHLB	4.125%	01/15/27	7,000,000	7,031,587
FHLB	4.250%	12/10/27	11,000,000	11,094,526
FHLB	4.500%	03/10/28	3,000,000	3,048,589
FHLB	4.000%	06/30/28	3,200,000	3,205,969
FHLB	3.250%	11/16/28	13,000,000	12,712,351
FHLB	5.500%	07/15/36	18,620,000	20,244,429
FHLB	2.590%	03/19/40	4,000,000	2,957,180
FHLB	2.340%	03/26/40	1,000,000	726,091
FHLB	2.070%	06/29/40	1,715,000	1,199,370
FHLB	2.010%	07/16/40	2,685,000	1,844,247

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 57.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK - 7.5% (Continued)
FHLB	5.250%	03/11/44	$7,200,000	$7,484,813
				75,366,336
FEDERAL HOME LOAN MORTGAGE CORPORATION - 23.3%
FHLMC	4.000%	10/01/25	854	852
FHLMC	2.875%	04/25/26	3,000,000	2,958,846
FHLMC	6.000%	04/01/27	13,868	14,102
FHLMC	2.500%	10/01/27	93,391	91,450
FHLMC	2.738%	04/25/29	1,685,788	1,640,024
FHLMC	2.939%	04/25/29	7,000,000	6,640,799
FHLMC	2.412%	08/25/29	5,780,000	5,352,803
FHLMC	7.000%	02/01/30	7,928	8,286
FHLMC	1.297%	06/25/30	13,000,000	11,171,788
FHLMC	7.500%	07/01/30	14,503	14,902
FHLMC	1.406%	08/25/30	2,000,000	1,719,480
FHLMC	1.503%	09/25/30	5,324,300	4,602,745
FHLMC	1.487%	11/25/30	16,167,800	13,867,067
FHLMC	1.878%	01/25/31	1,500,000	1,309,301
FHLMC	2.000%	01/25/31	3,328,000	2,903,931
FHLMC	7.000%	03/01/31	12,477	13,040
FHLMC	1.777%	10/25/31	5,000,000	4,258,595
FHLMC	2.154%	10/25/31	4,000,000	3,478,038
FHLMC	2.091%	11/25/31	2,500,000	2,160,645
FHLMC	2.127%	11/25/31	9,000,000	7,810,302
FHLMC	2.250%	01/25/32	5,000,000	4,351,617
FHLMC	2.450%	04/25/32	7,100,000	6,233,696
FHLMC	2.650%	05/25/32	12,450,000	11,037,835
FHLMC	6.250%	07/15/32	7,050,000	7,959,170
FHLMC	3.123%	08/25/32	5,710,000	5,209,753
FHLMC	3.000%	11/01/32	303,078	290,282
FHLMC	3.000%	11/01/32	226,954	217,477
FHLMC	5.500%	11/01/33	17,237	17,418
FHLMC (H15T1Y + 223.10) (b)	7.231%	05/01/34	17,251	17,787
FHLMC	1.783%	06/25/34	2,084,061	1,683,285
FHLMC	5.000%	07/01/35	35,694	35,820
FHLMC	4.500%	10/01/35	50,775	49,917

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 57.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 23.3% (Continued)
FHLMC	2.438%	02/25/36	$4,000,000	$3,249,410
FHLMC	5.500%	03/01/36	14,138	14,488
FHLMC	1.500%	04/01/36	4,342,670	3,822,244
FHLMC	5.500%	06/01/36	20,444	20,950
FHLMC	6.000%	06/01/36	18,457	19,014
FHLMC	5.500%	12/01/36	16,721	17,121
FHLMC	2.000%	02/01/37	3,517,287	3,181,022
FHLMC	6.000%	08/01/37	8,001	8,352
FHLMC	5.000%	03/01/38	87,485	88,362
FHLMC	0.000%	11/15/38	4,331,000	2,253,904
FHLMC	4.500%	06/01/39	90,028	89,041
FHLMC	5.000%	06/01/39	139,354	140,753
FHLMC	4.500%	07/01/39	90,238	89,248
FHLMC	4.500%	11/01/39	81,665	80,769
FHLMC	4.500%	09/01/40	127,175	125,445
FHLMC	4.500%	05/01/41	248,595	245,380
FHLMC	4.500%	07/01/41	278,267	274,840
FHLMC	5.000%	09/01/41	114,591	115,742
FHLMC	3.500%	10/01/41	137,217	128,072
FHLMC	4.000%	10/01/41	154,951	149,213
FHLMC	3.500%	02/01/42	241,410	225,312
FHLMC	4.000%	02/01/42	64,296	61,922
FHLMC	3.500%	06/01/42	282,472	263,637
FHLMC	3.500%	06/01/42	289,487	270,184
FHLMC	3.500%	08/01/42	335,516	313,141
FHLMC	3.000%	11/01/42	646,350	582,076
FHLMC	3.000%	01/01/43	367,822	331,244
FHLMC	3.000%	05/01/43	485,480	437,194
FHLMC	3.500%	10/01/44	281,383	261,330
FHLMC	3.500%	11/01/44	254,939	236,665
FHLMC	3.500%	04/01/45	320,852	296,862
FHLMC	3.000%	05/01/46	545,453	484,227
FHLMC	3.000%	12/01/46	1,371,643	1,217,864
FHLMC	3.500%	03/01/48	1,513,731	1,394,604
FHLMC	3.500%	03/01/49	416,080	379,974

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 57.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 23.3% (Continued)
FHLMC	3.500%	07/01/49	$676,445	$615,434
FHLMC	3.000%	09/01/49	795,714	699,516
FHLMC	3.000%	07/01/50	1,955,189	1,704,026
FHLMC	2.000%	08/01/50	2,836,547	2,276,476
FHLMC	2.050%	08/19/50	2,500,000	1,412,008
FHLMC	2.000%	01/01/51	6,988,448	5,603,272
FHLMC	2.500%	04/01/51	6,838,620	5,733,550
FHLMC	2.500%	09/01/51	2,701,726	2,260,802
FHLMC	2.000%	01/01/52	5,204,106	4,152,544
FHLMC	2.500%	02/01/52	5,697,504	4,753,631
FHLMC	2.000%	04/01/52	4,289,285	3,414,503
FHLMC	3.000%	04/01/52	4,981,291	4,321,168
FHLMC	2.500%	05/01/52	5,998,559	4,997,156
FHLMC	3.000%	05/01/52	8,472,058	7,349,764
FHLMC	3.000%	07/01/52	15,757,774	13,674,933
FHLMC	4.000%	07/01/52	5,093,342	4,754,445
FHLMC	4.000%	08/01/52	5,177,562	4,831,515
FHLMC	3.500%	09/01/52	11,348,339	10,247,817
FHLMC	4.500%	09/01/52	8,691,637	8,328,351
FHLMC	4.000%	10/01/52	10,402,109	9,706,700
FHLMC	5.500%	05/01/53	5,961,797	5,963,199
				234,791,469
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.9%
FNMA	5.000%	04/01/25	19	19
FNMA	5.000%	07/01/25	390	388
FNMA	3.500%	10/01/25	2,506	2,491
FNMA	5.000%	10/01/25	1,606	1,601
FNMA	5.500%	11/01/25	5	5
FNMA	0.500%	11/07/25	6,934,000	6,776,635
FNMA	4.000%	03/01/26	19,281	19,164
FNMA	2.910%	04/01/26	3,000,000	2,947,967
FNMA	2.125%	04/24/26	2,000,000	1,959,763
FNMA	2.500%	09/01/27	97,532	95,508
FNMA	0.750%	10/08/27	8,000,000	7,399,569
FNMA	2.500%	11/01/27	168,514	164,918

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 57.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.9% (Continued)
FNMA	2.500%	01/01/28	$109,036	$106,587
FNMA (b)	3.303%	06/25/28	1,798,136	1,751,705
FNMA	3.544%	09/25/28	3,328,658	3,253,861
FNMA	2.530%	05/01/29	3,949,068	3,673,207
FNMA	2.522%	08/27/29	5,289,686	4,930,136
FNMA	1.470%	11/01/29	2,585,484	2,278,578
FNMA	0.875%	08/05/30	24,000,000	20,362,381
FNMA	6.625%	11/15/30	12,750,000	14,371,891
FNMA (b)	1.469%	11/25/30	3,000,000	2,542,545
FNMA (b)	1.382%	12/25/30	5,000,000	4,237,790
FNMA	1.245%	01/25/31	3,000,000	2,512,620
FNMA	1.410%	02/01/31	3,000,000	2,539,106
FNMA	1.375%	03/25/31	1,000,000	837,485
FNMA	2.000%	01/01/32	770,772	726,136
FNMA	3.000%	12/01/32	336,286	320,204
FNMA	4.499%	04/25/33	2,000,000	1,987,955
FNMA	6.000%	10/01/33	8,345	8,493
FNMA	5.500%	02/01/34	15,132	15,413
FNMA (H15T1Y + 211.70) (b)	6.847%	05/01/34	16,115	16,353
FNMA	6.000%	11/01/34	36,633	37,986
FNMA	5.500%	01/01/35	22,721	23,635
FNMA	2.500%	02/01/35	849,427	794,446
FNMA	5.000%	10/01/35	34,009	34,243
FNMA	5.500%	10/01/35	41,136	42,102
FNMA	6.000%	10/01/35	19,505	20,023
FNMA	5.500%	06/01/36	9,480	9,703
FNMA	6.000%	06/01/36	11,074	11,547
FNMA	5.500%	11/01/36	14,530	14,830
FNMA (RFUCCT1Y + 156.50) (b)	6.440%	05/01/37	1,840	1,848
FNMA	5.625%	07/15/37	14,250,000	15,706,949
FNMA	4.500%	09/01/40	74,902	73,917
FNMA	4.500%	10/01/40	74,856	73,863
FNMA	4.000%	12/01/40	196,749	189,288
FNMA	4.000%	01/01/41	139,040	133,738
FNMA	3.500%	02/01/41	204,684	190,798

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 57.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.9% (Continued)
FNMA	4.000%	10/01/41	$104,879	$100,879
FNMA	4.000%	11/01/41	122,195	117,534
FNMA	4.000%	12/01/41	145,799	140,238
FNMA	4.000%	12/01/41	214,164	205,884
FNMA	4.000%	01/01/42	462,695	447,371
FNMA	3.500%	05/01/42	241,569	225,173
FNMA	3.000%	06/01/42	452,310	407,932
FNMA	3.000%	08/01/42	343,399	309,493
FNMA	3.000%	08/01/42	367,582	331,747
FNMA	3.500%	12/01/42	484,860	451,949
FNMA	3.000%	06/01/43	414,778	373,050
FNMA	4.000%	12/01/44	560,338	534,205
FNMA	3.500%	05/01/45	644,039	596,108
FNMA	3.000%	04/01/46	544,875	483,587
FNMA	3.500%	11/01/46	909,540	840,725
FNMA	4.000%	10/01/48	411,231	387,389
FNMA	4.000%	11/01/48	1,138,014	1,075,268
FNMA	3.500%	05/01/49	340,600	309,550
FNMA	4.000%	06/01/49	518,210	483,566
FNMA	3.500%	08/01/49	1,394,634	1,271,127
FNMA	3.000%	09/01/49	760,413	668,483
FNMA	3.000%	06/01/50	1,569,339	1,375,513
FNMA	2.500%	07/01/50	2,598,423	2,180,641
FNMA	2.500%	08/01/50	1,837,608	1,543,493
FNMA	3.000%	08/01/50	2,775,453	2,430,537
FNMA	2.000%	11/01/50	4,700,444	3,765,785
FNMA	2.000%	01/01/51	8,409,534	6,743,870
FNMA	2.000%	02/01/51	4,989,042	3,996,244
FNMA	2.500%	04/01/51	13,967,447	11,701,967
FNMA	2.000%	08/01/51	11,854,305	9,462,073
FNMA	2.000%	11/01/51	4,914,187	3,922,354
FNMA	2.500%	12/01/51	7,806,848	6,531,329
FNMA	2.500%	05/01/52	5,149,446	4,285,021
FNMA	3.500%	05/01/52	7,048,541	6,366,480
FNMA	3.500%	05/01/52	14,824,760	13,391,664

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 57.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.9% (Continued)
FNMA	3.000%	07/01/52	$4,359,644	$3,780,434
FNMA	4.500%	07/01/52	12,390,216	11,871,908
FNMA	4.500%	08/01/52	5,805,044	5,562,206
FNMA	3.500%	09/01/52	4,360,158	3,935,262
FNMA	4.500%	10/01/52	6,685,842	6,406,632
FNMA	5.000%	04/01/53	9,547,821	9,379,712
FNMA	5.000%	06/01/53	3,758,519	3,691,566
FNMA	5.000%	10/01/53	6,427,392	6,312,895
				241,598,234
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.8%
GNMA	7.000%	12/20/30	5,107	5,273
GNMA	7.000%	10/20/31	3,800	4,012
GNMA	7.000%	03/20/32	17,730	18,307
GNMA (H15T1Y + 150.00) (b)	4.625%	01/20/34	10,991	11,125
GNMA	5.500%	10/20/38	4,621	4,572
GNMA	6.500%	11/20/38	2,879	2,965
GNMA	3.500%	08/20/52	3,750,769	3,439,132
GNMA	3.500%	11/20/52	4,378,994	4,015,160
				7,500,546
SMALL BUSINESS ADMINISTRATION - 0.0% (d)
SBA (Prime - 2.65) (b)	4.850%	02/25/32	4,111	4,081

TENNESSEE VALLEY AUTHORITY - 0.9%
TVA	5.250%	02/01/55	3,500,000	3,453,733
TVA	4.250%	09/15/65	7,000,000	5,685,450
				9,139,183
UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT - 0.1%
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	1,450,000	1,443,141

TOTAL U.S. GOVERNMENT AGENCIES (COST $602,991,048)				$577,081,898

ASSET BACKED SECURITIES - 5.8%	Coupon	Maturity	Principal Amount	Fair Value
Aligned Data Centers Issuer, LLC (a)	6.000%	08/17/48	$1,510,000	$1,523,003

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

ASSET BACKED SECURITIES - 5.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
American Tower Trust I (a)	3.652%	03/23/28	$2,000,000	$1,934,873
Ameren Missouri Securitization Funding I, LLC	4.850%	10/01/41	2,500,000	2,486,608
Beacon Container Finance II, LLC (a)	2.250%	10/22/46	1,636,580	1,502,538
CLI Funding, LLC (a)	2.720%	01/18/47	992,789	901,627
CyrusOne Data Centers Issuer I, LLC (a)	4.500%	05/20/49	2,525,000	2,428,262
DB Master Finance, LLC (a)	2.493%	11/20/51	1,959,188	1,797,408
Domino's Pizza Master Issuer, LLC (a)	4.474%	10/25/45	2,086,875	2,080,188
Duke Energy Florida Project Finance, LLC	3.112%	09/01/36	1,500,000	1,273,423
Duke Energy Progress NC Storm Funding, LLC	2.799%	07/01/41	2,000,000	1,539,769
Duke Energy Progress SC Storm Funding, LLC	5.404%	03/01/44	641,754	645,574
Golden Credit Card Trust (a)	1.140%	08/15/28	1,000,000	956,408
GoodLeap Sustainable Home Solutions Trust (a)	6.250%	06/20/57	1,616,968	1,639,815
Iowa Student Loan Liquidity Corp. Rev.	1.730%	08/25/70	811,108	708,363
Mosaic Solar Loans, LLC (a)	2.100%	04/20/46	650,827	574,702
Mosaic Solar Loans, LLC (a)	1.640%	04/22/47	681,160	557,987
PG&E Energy Recovery Funding, LLC	2.822%	07/15/46	1,633,000	1,159,798
PG&E Energy Recovery Funding, LLC	5.536%	07/15/47	1,500,000	1,496,116
PG&E Wildfire Recovery Funding, LLC	4.674%	12/01/51	2,400,000	2,102,644
PNM Energy Transition Bond Co. I, LLC	6.028%	08/15/48	500,000	531,626
SBA Tower Trust (a)	4.831%	10/15/29	1,750,000	1,715,208
SBA Tower Trust (a)	6.599%	11/15/52	880,000	902,081
Sunrun Artemis Issuer, LLC (a)	6.250%	07/30/59	2,469,192	2,474,517
Switch ABS Issuer, LLC (a)	6.280%	03/25/54	600,000	604,639
Switch ABS Issuer, LLC (a)	5.036%	03/25/55	1,500,000	1,447,083
Texas Electric Market Stabilization Funding N, LLC (a)	4.966%	02/01/44	4,195,000	4,123,221
Texas Electric Market Stabilization Funding N, LLC (a)	5.057%	08/01/46	4,730,000	4,503,405
Textainer Marine Containers VII Ltd. (a)	1.680%	02/20/46	1,010,000	928,611
TIF Funding II, LLC (a)	1.650%	02/20/46	332,917	297,609
Toyota Auto Receivables Owner Trust	5.300%	05/15/26	650,278	653,155
Tribute Rail, LLC (a)	4.760%	05/17/52	1,700,956	1,693,370
Trinity Rail Leasing, L.P. (a)	5.780%	05/19/54	2,918,770	3,000,596
Triton Container Finance VIII, LLC (a)	1.860%	03/20/46	1,155,000	1,045,401
Triton International Finance Funding III, LLC (a)	5.480%	05/22/34	1,387,500	1,389,398
Triumph Rail, LLC (a)	2.150%	06/19/51	1,680,356	1,574,893
USQ Rail III, LLC (a)	4.990%	09/28/54	735,029	720,700

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

ASSET BACKED SECURITIES - 5.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
Vantage Data Centers Issuer, LLC (a)	2.165%	10/15/46	$2,300,000	$2,200,849
Wendy's Funding, LLC (a)	3.783%	06/15/49	665,552	656,023
Wendy's Funding, LLC (a)	4.236%	03/15/52	1,215,625	1,178,189
TOTAL ASSET BACKED SECURITIES (COST $60,007,217)				$58,949,680

MONEY MARKET FUNDS - 1.8%	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.27% (f) (COST $17,885,656)	17,885,656	$17,885,656

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 1.3%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.42% (f)(g) (COST $13,397,236)	13,397,236	$13,397,236

INVESTMENT COMPANIES - 0.3%	Shares	Fair Value
Impax High Yield Bond Fund - Institutional Class (COST $4,199,236)	530,984	$3,175,283

TOTAL INVESTMENTS - (COST $1,080,650,636) - 101.0%		$1,019,595,596

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0%)		(10,059,980)

NET ASSETS - 100.0%		$1,009,535,616

(a)	144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. As of March 31, 2025, these securities have a fair value of $108,260,349 or 10.7% of net assets.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $13,117,844.
(d)	Percentage rounds to less than 0.1%.

(e)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	1,400,000	1,390,588	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	650,000	635,878	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	1,200,000	1,151,767	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	450,000	443,651	0.0	%(d)
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	1,800,000	1,770,310	0.2%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	550,000	528,616	0.1%
Calvert Impact Climate, Inc., 5.500%, 12/15/53	10/13/23	993,295	887,172	0.1%
Capital Impact Partners Investment, 5.750%, 06/15/25	06/20/23	1,800,000	1,804,523	0.2%
Capital Impact Partners Investment, 4.500%, 12/15/25	12/16/24	550,000	550,362	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	500,000	503,907	0.0	%(d)
		$9,893,295	$9,666,774	1.0%

(f)	The rate shown is the 7-day effective yield as of March 31, 2025.
(g)	The security was purchased with cash collateral received from securities on loan.

GMTN - Global Medium-Term Note
H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year plc - Public Liability Company
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR - Secured Overnight Financing Rate

Schedule of Portfolio Investments

Praxis International Index Fund

March 31, 2025 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Fair Value
AUSTRALIA - 4.2%
ANZ Group Holdings Ltd.	40,646	$738,903
BlueScope Steel Ltd.	21,201	281,938
Brambles Ltd.	133,068	1,665,637
Coles Group Ltd.	19,663	239,982
Commonwealth Bank of Australia	29,614	2,793,177
Computershare Ltd.	20,272	495,715
CSL Ltd. - ADR	7,282	575,788
CSL Ltd.	3,640	567,041
Dexus	232,164	1,027,197
Goodman Group	44,189	785,085
GPT Group (The)	90,335	246,132
Mirvac Group	249,710	326,143
National Australia Bank Ltd.	36,653	779,237
Scentre Group	526,498	1,105,508
SEEK Ltd.	39,173	523,873
Sonic Healthcare Ltd.	28,099	452,337
Stockland	177,423	543,290
Transurban Group	349,776	2,926,822
Vicinity Centres	397,679	546,740
Wesfarmers Ltd.	32,429	1,459,325
Woodside Energy Group Ltd. - ADR	31,855	461,579
Woodside Energy Group Ltd.	57,213	826,625
		19,368,074
AUSTRIA - 0.2%
Erste Group Bank AG	3,804	262,243
Verbund AG	6,899	488,520
voestalpine AG	12,072	293,866
		1,044,629
BELGIUM - 0.6%
KBC Group N.V.	12,677	1,152,080
UCB S.A.	9,252	1,629,085
		2,781,165
BERMUDA - 0.5%
Credicorp Ltd.	9,750	1,815,060
Guangdong Land Holdings Ltd. (a)	67,550	2,257

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
BERMUDA - 0.5% (Continued)
Orient Overseas International Ltd.	34,000	$503,811
		2,321,128
BRAZIL - 1.3%
Banco do Brasil S.A. - ADR	196,076	1,003,909
Banco Santander Brasil S.A. - ADR	65,143	306,824
BRF S.A. - ADR	225,029	774,100
Cia Energética de Minas Gerais - ADR	104,899	184,622
Suzano S.A. - ADR (b)	78,845	732,470
Telefónica Brasil S.A. - ADR (b)	259,146	2,259,753
TIM S.A. - ADR (b)	58,805	920,298
		6,181,976
CANADA - 7.4%
Bank of Montreal	17,350	1,657,098
Bank of Nova Scotia (The)	10,199	483,739
Canadian Imperial Bank of Commerce	25,453	1,433,004
Canadian National Railway Co.	15,841	1,543,864
Canadian Pacific Kansas City Ltd.	16,665	1,170,050
CGI, Inc.	8,100	808,623
Dollarama, Inc.	3,089	330,355
Franco-Nevada Corp.	12,999	2,048,122
GFL Environmental, Inc.	423	20,435
Gildan Activewear, Inc.	18,362	811,968
Manulife Financial Corp.	75,463	2,350,672
Methanex Corp.	5,667	198,855
National Bank of Canada	3,759	310,285
Nutrien Ltd.	9,260	459,944
Pembina Pipeline Corp.	71,992	2,881,840
RB Global, Inc.	6,407	642,622
Restaurant Brands International, Inc.	11,589	772,291
Royal Bank of Canada	26,330	2,967,918
Shopify, Inc. - Class A (a)	16,669	1,591,556
Sun Life Financial, Inc.	28,402	1,626,298
Teck Resources Ltd. - Class B	34,502	1,256,908
Thomson Reuters Corp.	19,692	3,402,384
Toronto-Dominion Bank (The)	23,372	1,400,918
Wheaton Precious Metals Corp.	35,850	2,783,035

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
CANADA - 7.4% (Continued)
WSP Global, Inc.	5,329	$904,463
		33,857,247
CAYMAN ISLANDS - 4.5%
Alibaba Group Holding Ltd. - ADR	34,073	4,505,473
Autohome, Inc. - ADR	14,381	398,641
China Literature Ltd. (a)	77,200	255,478
China Mengniu Dairy Co. Ltd.	113,000	278,830
CK Asset Holdings Ltd.	151,000	610,320
ENN Energy Holdings Ltd.	60,300	497,522
Li Auto, Inc. - ADR (a)(b)	13,041	328,633
Meituan - ADR (a)	41,086	1,657,409
NetEase, Inc. - ADR (b)	7,947	817,905
Shenzhou International Group Holdings Ltd.	61,800	463,832
Tencent Holdings Ltd. - ADR (b)	114,280	7,295,635
Trip.com Group Ltd. - ADR (b)	19,946	1,268,167
Vipshop Holdings Ltd. - ADR	26,401	413,968
WuXi Biologics Cayman, Inc. (a)	330,000	1,147,204
XPeng, Inc. - ADR (a)(b)	27,625	572,390
Yadea Group Holdings Ltd.	136,000	263,922
		20,775,329
CHILE - 0.3%
Banco de Chile - ADR	18,637	493,694
Enel Chile S.A. - ADR	52,052	170,210
Sociedad Quimica y Minera de Chile S.A. - ADR (b)	14,060	558,604
		1,222,508
CHINA - 3.7%
Agricultural Bank of China Ltd. - H Shares	2,786,000	1,675,662
ANTA Sports Products Ltd.	54,600	599,253
Bank of China Ltd. - H Shares	3,583,000	2,159,629
BYD Co. Ltd. - ADR (b)	6,004	608,385
BYD Co. Ltd. - H Shares	16,500	832,942
China CITIC Bank Corp. Ltd. - H Shares	1,185,000	927,460
China Merchants Bank Co. Ltd. - H Shares	83,000	489,610
China Minsheng Banking Corp. Ltd. - H Shares	1,287,000	578,903
COSCO SHIPPING Holdings Co. Ltd. - H Shares	186,000	292,586
Guotai Junan Securities Co. Ltd. - H Shares (a)	539,200	781,661

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
CHINA - 3.7% (Continued)
Haitian International Holdings Ltd.	62,000	$163,743
Industrial & Commercial Bank of China Ltd. - H Shares	1,755,000	1,249,529
Jiangsu Expressway Co. Ltd. - H Shares	1,248,000	1,481,993
PICC Property & Casualty Co. Ltd. - H Shares	294,000	543,333
Ping An Insurance Group Co. of China Ltd. - H Shares	397,818	2,367,146
Postal Savings Bank of China Co. Ltd. - H Shares	615,000	380,172
Sinopharm Group Co. Ltd. - H Shares	382,000	885,645
Weichai Power Co. Ltd. - H Shares	171,000	359,973
Yum China Holdings, Inc.	13,178	686,047
		17,063,672
COLOMBIA - 0.5%
Bancolombia S.A. - ADR	55,765	2,241,753

DENMARK - 1.6%
A.P. Moller-Maersk A/S - Series B	317	550,706
Coloplast A/S - Series B	5,411	567,229
DSV A/S	4,551	879,016
Genmab A/S (a)	932	181,027
Novo Nordisk A/S - ADR	59,796	4,152,234
Novonesis (Novozymes) - B Shares	2,889	167,925
Orsted A/S - ADR (a)	6,855	100,083
Orsted A/S	6,282	274,451
Vestas Wind Systems A/S	34,560	475,504
		7,348,175
FINLAND - 0.6%
Neste OYJ	55,582	513,185
Nokia Corp. - ADR	203,176	1,070,737
Nordea Bank Abp	38,441	488,441
UPM-Kymmene OYJ	20,395	545,014
		2,617,377
FRANCE - 6.2%
Acciona SA	2,979	389,336
Accor S.A.	4,739	214,775
Air Liquide S.A. - ADR	4	152
Air Liquide S.A.	15,036	2,849,081
Arkema S.A.	1,887	143,725

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
FRANCE - 6.2% (Continued)
AXA S.A.	33,469	$1,426,678
Bureau Veritas S.A.	24,613	744,009
Canal+ S.A. (a)	46,775	111,186
Capgemini SE	7,368	1,100,457
Carrefour S.A.	40,913	585,167
Cie Generale des Etablissements Michelin SCA	32,714	1,147,096
Danone S.A.	20,742	1,589,704
Dassault Systemes SE	8,424	318,441
EssilorLuxottica S.A.	6,450	1,852,029
Eurofins Scientific SE	6,072	323,341
Getlink SE	46,322	799,346
Henkel AG & Co. KGaA	2,028	146,017
Hermes International SCA	830	2,165,022
Kering S.A.	3,200	660,980
Klepierre S.A.	20,396	682,294
Legrand S.A.	15,771	1,659,171
L'Oreal S.A. - ADR (b)	21,745	1,616,958
L'Oreal S.A.	1,380	511,883
Louis Hachette Group (a)	46,775	69,912
Publicis Groupe S.A.	12,555	1,178,211
Sartorius Sedim Biotech	1,868	368,527
Schneider Electric SE - ADR	4,885	224,319
Schneider Electric SE	17,677	4,030,540
Societe Generale S.A.	12,929	578,959
Unibail-Rodamco-Westfield - CDI	45,646	189,407
Veolia Environnement S.A.	6,731	231,212
Vivendi SE	46,775	139,520
Wendel SE	2,561	246,596
		28,294,051
GERMANY - 5.1%
adidas AG - ADR	5,158	608,489
adidas AG	1,323	310,174
Allianz SE - ADR (b)	76,050	2,908,152
Allianz SE	5,268	2,006,776
Bayerische Moteren Werke AG - ADR (a)	2	53
Bayerische Motoren Werke AG	4,180	333,206

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
GERMANY - 5.1% (Continued)
Brenntag SE	17,802	$1,147,895
Commerzbank AG	24,099	546,745
Continental AG	4,331	302,509
Covestro AG (a)	3,936	250,391
Deutsche Bank AG	7,201	169,994
Deutsche Boerse AG	8,303	2,444,278
Deutsche Post AG - ADR	9,971	428,155
Deutsche Post AG	14,726	628,998
Deutsche Telekom AG - ADR	30,009	1,112,434
Deutsche Telekom AG	25,629	948,852
Evonik Industries AG	18,750	404,394
Hannover Rueck SE	1,159	344,452
Infineon Technologies AG	13,057	429,371
Mercedes-Benz Group AG	25,057	1,469,046
Merck KGaA	4,693	642,793
Muenchener Rueckversicherungs-Gesellschaft AG - ADR (b)	94,450	1,194,792
Muenchener Rueckversicherungs-Gesellschaft AG	1,968	1,240,034
Sartorius AG	1,055	243,804
Siemens AG	5,931	1,359,709
Siemens Healthineers AG	4,023	215,927
Symrise AG	1,879	194,548
Telefonica Deutschland Holding AG	124,863	294,765
Vonovia SE	42,825	1,156,456
		23,337,192
HONG KONG - 2.4%
AAC Technologies Holdings, Inc.	92,000	556,889
AIA Group Ltd. - ADR (b)	37,299	1,128,295
AIA Group Ltd.	57,569	433,557
BYD Electronic International Co. Ltd.	86,500	448,003
China Merchants Port Holdings Co. Ltd.	892,000	1,536,134
CLP Holdings Ltd.	49,000	399,250
Fuyao Glass Industry Group Co. Ltd. (a)	50,400	359,487
Geely Automobile Holdings Ltd.	541,000	1,156,938
Guangdong Investment Ltd.	350,000	257,290
Hong Kong Exchanges & Clearing Ltd.	14,978	663,713
Kingsoft Corp. Ltd.	61,000	295,158

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
HONG KONG - 2.4% (Continued)
Lenovo Group Ltd.	754,000	$1,015,529
Link REIT	23,900	111,804
Nongfu Spring Co. Ltd. - H Shares (a)	63,000	273,259
Sino Land Co. Ltd.	482,000	482,552
Sun Hung Kai Properties Ltd.	120,500	1,144,435
Swire Properties Ltd.	87,800	192,501
Techtronic Industries Co. Ltd.	24,500	293,612
Want Want China Holdings Ltd.	174,000	109,573
Wharf Holdings Ltd. (The)	33,000	78,375
		10,936,354
INDIA - 5.2%
HDFC Bank Ltd. - ADR	91,777	6,097,664
ICICI Bank Ltd. - ADR	245,727	7,745,315
Infosys Ltd. - ADR (b)	292,190	5,332,467
Wipro Ltd. - ADR (b)	1,510,909	4,623,382
		23,798,828
INDONESIA - 0.4%
Bank Mandiri Persero Tbk PT - ADR (a)	87,101	1,066,987
BDO Unibank, Inc. - ADR	720	19,332
Telkom Indonesia Persero Tbk PT - ADR (b)	50,040	739,091
		1,825,410
IRELAND - 0.5%
AIB Group plc	100,681	648,114
CRH plc	11,121	978,315
Smurfit WestRock plc	17,885	805,898
		2,432,327
ISRAEL - 0.6%
Check Point Software Technologies Ltd. (a)	2,999	683,532
CyberArk Software Ltd. (a)	2,342	791,596
ICL Group Ltd. (b)	148,461	844,743
Nice Ltd. - ADR (a)(b)	3,287	506,757
		2,826,628
ITALY - 2.8%
Enel S.p.A.	63,194	512,567
Generali	24,438	856,110
Intesa Sanpaolo S.p.A. - ADR	4,393	135,744

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
ITALY - 2.8% (Continued)
Intesa Sanpaolo S.p.A.	463,209	$2,372,424
Mediobanca Banca di Credito Finanziario S.p.A.	49,451	923,695
Moncler S.p.A.	10,592	648,607
Poste Italiane S.p.A.	51,414	913,915
Prysmian S.p.A.	3,192	173,914
Snam S.p.A.	250,989	1,302,058
Terna - Rete Elettrica Nazionale S.p.A.	263,787	2,387,011
UniCredit S.p.A.	49,517	2,760,588
		12,986,633
JAPAN - 15.1%
Advantest Corp.	19,200	828,659
Aeon Co. Ltd.	19,800	495,145
AGC, Inc.	7,700	233,378
Asahi Kasei Corp.	42,400	296,039
Astellas Pharma, Inc.	67,400	650,151
Bandai Namco Holdings, Inc.	22,000	734,135
Bridgestone Corp.	61,556	2,460,910
Brothers Industries Ltd.	29,100	522,789
Canon, Inc.	22,800	706,247
Chiba Bank Ltd. (The)	20,600	192,186
Chugai Pharmaceutical Co. Ltd.	13,500	612,090
Dai Nippon Printing Co. Ltd.	122,636	1,733,355
Daifuku Co. Ltd.	17,400	422,596
Dai-ichi Life Holdings, Inc.	65,384	494,012
Daiichi Sankyo Co. Ltd. - ADR	1,922	45,897
Daiichi Sankyo Co. Ltd.	40,030	937,244
Daiwa House Industry Co. Ltd.	58,000	1,909,920
Daiwa Securities Group, Inc.	81,800	542,111
Denso Corp.	101,400	1,246,910
Dentsu Group, Inc.	3,400	74,595
Disco Corp.	1,200	239,230
ENEOS Holdings, Inc.	163,300	851,914
FANUC Corp.	11,000	297,821
Fast Retailing Co. Ltd.	4,200	1,234,042
FUJIFILM Holdings Corp. - ADR	26,304	251,992
FUJIFILM Holdings Corp.	5,600	106,226

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
JAPAN - 15.1% (Continued)
Fujitsu Ltd.	48,680	$957,979
Hitachi Construction Machinery Co. Ltd.	7,800	205,304
Honda Motor Co. Ltd.	51,700	462,851
Hoya Corp. - ADR	1,273	144,142
Hoya Corp.	6,861	767,742
Hulic Co. Ltd.	33,900	324,857
Ibiden Co. Ltd.	11,500	305,913
Inpex Corp. - ADR	6,583	91,701
Inpex Corp.	41,000	562,548
Japan Exchange Group, Inc.	26,000	264,844
Japan Post Bank Co. Ltd.	26,000	261,117
Japan Real Estate Investment Corp.	255	182,464
Kao Corp.	19,300	833,104
KDDI Corp. - ADR (b)	43,814	690,070
Keyence Corp.	3,200	1,247,939
Kubota Corp.	65,600	800,992
Kyocera Corp.	28,900	322,908
Mitsubishi Corp.	86,700	1,518,562
Mitsubishi Estate Co. Ltd.	36,400	590,339
Mitsubishi UFJ Financial Group, Inc. - ADR	5,599	76,314
Mitsubishi UFJ Financial Group, Inc.	275,109	3,689,377
Mitsui Fudosan Co. Ltd.	7,900	70,094
Mitsui OSK Lines Ltd.	6,700	231,799
MS&AD Insurance Group Holdings, Inc.	31,500	677,449
Murata Manufacturing Co. Ltd.	50,000	768,725
NEC Corp.	42,500	891,345
Nidec Corp.	10,300	171,168
Nintendo Co. Ltd. - ADR	96,172	1,651,273
Nintendo Co. Ltd.	3,000	202,259
Nippon Prologis REIT, Inc.	350	540,559
Nippon Yusen KK	14,300	469,273
Nitori Holdings Co. Ltd.	1,800	178,012
Nomura Holdings, Inc.	51,900	314,329
Nomura Real Estate Holdings, Inc.	56,000	325,269
Nomura Real Estate Master Fund, Inc.	271	257,526
Nomura Research Institute Ltd.	10,900	351,519

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
JAPAN - 15.1% (Continued)
Oracle Corp. Japan	3,200	$334,071
Oriental Land Co. Ltd.	5,200	102,123
ORIX Corp.	16,800	345,509
Otsuka Holdings Co. Ltd.	7,700	398,104
Pan Pacific International Holdings Corp.	21,300	580,808
PDD Holdings, Inc. - ADR (a)	8,429	997,572
Recruit Holdings Co. Ltd.	33,150	1,692,694
Resona Holdings, Inc.	85,600	734,664
Ricoh Co. Ltd.	47,600	500,582
Seiko Epson Corp.	82,800	1,317,735
Sekisui House Ltd.	17,600	392,008
Seven & i Holdings Co. Ltd.	62,400	900,072
Shimadzu Corp.	28,000	696,471
Shimano, Inc.	2,884	403,590
Shin-Etsu Chemical Co. Ltd.	17,000	480,221
Shionogi & Co. Ltd.	13,200	197,706
SoftBank Corp.	332,050	461,464
SoftBank Group Corp. - ADR	4,622	116,567
SoftBank Group Corp.	12,400	618,445
Sompo Holdings, Inc.	12,900	388,920
Sony Group Corp. - ADR	101,690	2,581,909
Sony Group Corp.	10,000	251,074
Sumitomo Mitsui Financial Group, Inc. - ADR	88,295	1,365,041
Sumitomo Mitsui Financial Group, Inc.	39,600	1,002,174
Sumitomo Mitsui Trust Holdings, Inc.	39,200	972,445
Takeda Pharmaceutical Co. Ltd.	40,500	1,191,860
TDK Corp.	58,500	603,117
Terumo Corp.	21,944	409,303
Tokio Marine Holdings, Inc.	53,500	2,046,440
Tokyo Electron Ltd.	6,600	885,100
TOPPAN Holdings, Inc.	37,700	1,019,204
Toray Industries, Inc.	104,200	705,988
TOTO Ltd.	7,500	194,707
Toyota Motor Corp. - ADR (b)	10,579	1,867,511
USS Co. Ltd.	90,440	839,228
Yamaha Corp.	35,700	275,328

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
JAPAN - 15.1% (Continued)
Yamaha Motor Co. Ltd.	146,800	$1,166,913
Yokogawa Electric Corp.	36,800	709,958
		69,267,886
JERSEY - 0.2%
Experian plc - ADR	8,706	403,958
Experian plc	2,439	112,423
WPP plc	61,040	458,311
		974,692
MEXICO - 0.8%
Fomento Economico Mexicano S.A.B. de C.V. - ADR	13,580	1,325,136
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (b)	2,661	493,642
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	3,153	863,355
Grupo Financiero Banorte S.A.B. de C.V. - ADR	14,433	500,392
Wal-Mart de Mexico S.A.B. de C.V. - ADR	23,232	640,042
		3,822,567
NETHERLANDS - 2.0%
Adyen N.V. (a)	421	640,405
Akzo Nobel N.V. - ADR	2	41
Argenx SE - ADR (a)	1,526	903,186
ASML Holding N.V. (b)	6,542	4,334,925
Havas N.V. (a)	46,775	66,547
NN Group N.V.	712	39,502
Prosus N.V.	23,786	1,095,628
Randstad N.V.	21,638	894,268
Stellantis N.V.	21,320	236,935
Wolters Kluwer N.V.	5,065	786,628
		8,998,065
NEW ZEALAND - 0.3%
Auckland International Airport Ltd.	68,174	316,323
Mercury NZ Ltd.	27,761	88,291
Meridian Energy Ltd.	203,696	647,829
Spark New Zealand Ltd.	131,014	152,532
		1,204,975
NORWAY - 1.1%
Aker BP ASA	80,076	1,899,298
DNB Bank ASA (a)	30,272	792,835

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
NORWAY - 1.1% (Continued)
Equinor ASA - ADR	16,673	$441,001
Norsk Hydro ASA	285,243	1,635,673
Yara International ASA	16,632	499,476
		5,268,283
PORTUGAL - 0.5%
Galp Energia SGPS S.A.	118,111	2,073,939
Jeronimo Martins SGPS S.A.	12,929	274,162
		2,348,101
RUSSIA - 0.0% (c)
Mobile TeleSystems PJSC - ADR (a)(d)(e)	86,910	869

SINGAPORE - 1.0%
BOC Aviation Ltd.	135,400	1,056,251
CapitaLand Ascott Trust	10,433	6,756
CapitaLand Integrated Commercial Trust	522,925	817,375
CapitaLand Investment Ltd.	183,000	373,219
City Developments Ltd.	152,800	569,801
DBS Group Holdings Ltd. - ADR	12,531	1,722,323
		4,545,725
SOUTH AFRICA - 1.4%
Bid Corp. Ltd.	24,548	588,529
FirstRand Ltd.	265,164	1,039,257
Mr Price Group Ltd.	70,832	856,292
MTN Group Ltd.	49,082	329,975
Naspers Ltd. - Class N - ADR	30,055	1,497,641
Reinet Investments SCA	16,974	412,279
Standard Bank Group Ltd.	126,812	1,656,323
		6,380,296
SOUTH KOREA - 3.3%
Celltrion, Inc.	3,457	396,499
KB Financial Group, Inc. - ADR	9,076	491,102
KB Financial Group, Inc.	3,184	170,728
KT Corp. - ADR	39,515	699,811
LG Chem Ltd.	686	114,076
LG Display Co. Ltd. - ADR (a)	1	3
NAVER Corp.	12,872	1,668,727

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
SOUTH KOREA - 3.3% (Continued)
POSCO Holdings, Inc. - ADR	7,190	$341,741
POSCO Holdings, Inc.	3,560	672,947
Samsung Electronics Co. Ltd.	174,895	6,861,374
Shinhan Financial Group Co. Ltd. - ADR	10,792	346,207
Shinhan Financial Group Co. Ltd.	15,559	496,875
SK Hynix, Inc.	13,300	1,721,505
SK Telecom Co. Ltd. - ADR	2	43
Woori Financial Group, Inc. - ADR	34,279	1,144,233
		15,125,871
SPAIN - 2.6%
Aena SME S.A.	5,525	1,294,726
Amadeus IT Group S.A.	10,027	764,799
Banco Bilbao Vizcaya Argentaria S.A. - ADR	24,792	337,667
Banco Bilbao Vizcaya Argentaria S.A.	17,790	241,453
Banco Santander S.A.	51,429	344,752
CaixaBank S.A.	173,802	1,348,973
Cellnex Telecom S.A.	17,677	627,865
Iberdrola S.A.	119,123	1,925,454
Industria de Diseno Textil S.A.	39,262	1,947,596
Naturgy Energy Group S.A.	12,657	352,199
Repsol S.A.	170,518	2,269,146
Telefónica S.A.	92,766	436,983
		11,891,613
SWEDEN - 1.5%
Atlas Copco AB - A Shares	46,116	731,420
Atlas Copco AB - Class A - ADR	5,893	93,640
Boliden AB	39,793	1,295,923
Epiroc AB - Class A	21,893	438,071
Industrivarden AB - A Shares	23,389	855,953
Investor AB - B Shares	74,604	2,214,699
L E Lundbergforetagen AB - B Shares	4,058	202,695
Securitas AB - B Shares	19,191	271,056
SKF AB - B Shares	15,859	319,068
Telefonaktiebolaget LM Ericsson - B Shares	76,365	590,242
		7,012,767

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
SWITZERLAND - 5.7%
ABB Ltd. - ADR	58,667	$3,058,897
ABB Ltd.	5,783	295,652
Accelleron Industries AG	1,953	89,643
Alcon, Inc. (b)	5,312	504,268
Barry Callebaut AG	142	188,154
Geberit AG	1,300	808,357
Givaudan S.A.	208	893,132
Holcim Ltd.	8,532	911,549
Julius Baer Group Ltd.	9,346	641,374
Kuehne + Nagel International AG	2,530	582,079
Logitech International S.A. (b)	4,776	403,142
Lonza Group AG	1,793	1,099,100
Nestlé S.A. - ADR	38,805	3,925,902
Partners Group Holding AG	161	226,799
Roche Holding AG - ADR	79,008	3,251,179
Roche Holding AG	1,214	398,714
Schindler Holding AG	829	250,244
Sika AG	3,364	810,850
Sonova Holding AG	1,807	524,014
Swatch Group AG (The)	1,454	249,372
Swiss Life Holding AG	1,691	1,535,170
Swiss Re AG	9,611	1,629,885
Swisscom AG	981	565,081
UBS Group AG	39,428	1,197,760
UBS Group AG	6,351	194,531
Zurich Insurance Group AG - ADR (b)	53,580	1,868,334
Zurich Insurance Group AG	492	342,088
		26,445,270
TAIWAN - 5.9%
ASE Technology Holding Co. Ltd. - ADR (b)	143,909	1,260,643
AUO Corp. - ADR	115,722	542,736
Chunghwa Telecom Co. Ltd. - ADR	150,399	5,897,145
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	108,740	18,050,840
United Microelectronics Corp. - ADR (b)	199,431	1,425,931
		27,177,295

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
TURKEY - 0.1%
Turkcell Iletisim Hizmetleri A.S. - ADR	65,183	$405,438

UNITED KINGDOM - 8.3%
3i Group plc	68,813	3,214,539
Anglo American plc	40,329	1,117,544
Antofagasta plc	39,339	847,948
Ashtead Group plc	11,861	635,288
AstraZeneca plc - ADR	51,264	3,767,904
Aviva plc	75,450	541,163
Barratt Redrow plc	50,809	277,586
British Land Co. plc (The)	17,579	83,890
Bunzl plc	5,822	223,081
Burberry Group plc - ADR	29,771	298,305
Burberry Group plc	26,668	265,898
Coca-Cola Europacific Partners plc (b)	21,706	1,889,073
Compass Group plc	35,682	1,176,846
Croda International plc	4,033	152,292
GSK plc - ADR (b)	13,331	516,443
GSK plc	17,282	326,408
Haleon plc - ADR (b)	63,759	656,080
Halma plc	11,061	368,809
HSBC Holdings plc - ADR (b)	52,192	2,997,387
HSBC Holdings plc	27,340	308,660
Informa plc	116,498	1,157,952
InterContinental Hotels Group plc	1,592	169,716
J Sainsbury plc	86,209	261,945
Kingfisher plc	83,206	272,276
Legal & General Group plc	110,502	346,608
Lloyds Banking Group plc	437,921	407,784
London Stock Exchange Group plc	7,929	1,173,878
Mondi plc	17,227	255,377
NatWest Group plc	148,065	864,208
PEARSON plc - ADR	121,055	1,938,091
PEARSON plc	24,794	390,134
Reckitt Benckiser Group plc - ADR	36,270	492,547
Reckitt Benckiser Group plc	3,212	217,019

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 98.4% (Continued)	Shares	Fair Value
UNITED KINGDOM - 8.3% (Continued)
RELX plc - ADR	23,687	$1,194,062
RELX plc	71,603	3,582,601
Rentokil Initial plc	71,438	320,796
Sage Group plc (The) - ADR	2,320	145,093
Sage Group plc (The)	14,027	218,722
Segro plc	49,056	437,788
Spirax Group plc	3,439	274,562
Taylor Wimpey plc	108,822	151,971
Tesco plc - ADR	293	3,780
Tesco plc	117,123	502,797
Unilever plc - ADR (b)	30,579	1,820,979
United Utilities Group plc	92,455	1,204,553
Vodafone Group plc	399,124	375,885
Whitbread plc	5,438	172,047
		38,018,315

TOTAL COMMON STOCKS (COST $298,744,179)		$452,148,484

CORPORATE NOTES - 0.9%	Coupon	Maturity	Par Value	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Impact Capital, Inc. (e)	2.500%	06/13/25	$500,000	$496,638
Calvert Impact Capital, Inc. (e)	2.500%	12/15/25	400,000	391,310
Calvert Impact Capital, Inc. (e)	4.000%	06/15/28	620,000	595,079
Calvert Impact Capital, Inc. (e)	5.000%	12/15/28	200,000	197,178
Calvert Impact Capital, Inc. (e)	5.000%	06/15/29	880,000	865,485
Calvert Impact Capital, Inc. (e)	4.500%	12/14/29	180,000	173,002
Capital Impact Partners Investment (e)	5.750%	06/15/25	880,000	882,211
Capital Impact Partners Investment (e)	4.500%	12/15/25	170,000	170,112
Capital Impact Partners Investment (e)	5.000%	12/15/26	300,000	302,344
TOTAL CORPORATE NOTES (COST $4,130,000)				$4,073,359

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

MONEY MARKET FUNDS - 0.2%	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.27% (f) (COST $870,697)	870,697	$870,697

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 10.3%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.42% (f)(g) (COST $47,477,309)	47,477,309	$47,477,309

TOTAL INVESTMENTS - (COST $351,222,185) - 109.8%		$504,569,849

LIABILITES IN EXCESS OF OTHER ASSETS - (9.8%)		(45,059,692)

NET ASSETS - 100.0%		$459,510,157

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $46,082,095.
(c)	Percentage rounds to less than 0.1%.
(d)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total fair value of such securities was $869 as of March 31, 2025, representing 0.0% (c) of net assets.
(e)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	500,000	496,638	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	400,000	391,310	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	620,000	595,079	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	200,000	197,178	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	880,000	865,485	0.2%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	180,000	173,002	0.0	%(c)
Capital Impact Partners Investment, 5.750%, 06/15/25	06/20/23	880,000	882,211	0.2%
Capital Impact Partners Investment, 4.500%, 12/15/25	12/16/24	170,000	170,112	0.0	%(c)
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	300,000	302,344	0.1%
Mobile TeleSystems PJSC - ADR	08/02/17	752,376	869	0.0	%(c)
		$4,882,376	$4,074,228	0.9%

(f)	The rate shown is the 7-day effective yield as of March 31, 2025.
(g)	The security was purchased with cash collateral received from securities on loan.

ADR - American Depositary Receipt
CDI - CHESS Depositary Interest
plc - Public Liability Company
REIT - Real Estate Investment Trust

Schedule of Portfolio Investments

Praxis Value Index Fund

March 31, 2025 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Fair Value
ADVERTISING & MARKETING - 0.1%
Omnicom Group, Inc. (a)	6,559	$543,807

AEROSPACE & DEFENSE - 0.3%
HEICO Corp. (a)	4,380	1,170,292
Howmet Aerospace, Inc.	1,690	219,244
		1,389,536
APPAREL & TEXTILE PRODUCTS - 0.3%
NIKE, Inc. - Class B	23,050	1,463,214

ASSET MANAGEMENT - 1.9%
Ameriprise Financial, Inc.	1,540	745,529
BlackRock, Inc.	3,382	3,200,995
Charles Schwab Corp. (The)	36,360	2,846,261
KKR & Co., Inc.	14,670	1,695,999
Raymond James Financial, Inc. (a)	3,370	468,127
T. Rowe Price Group, Inc.	4,330	397,797
		9,354,708
AUTOMOTIVE - 0.3%
Aptiv plc (b)	4,460	265,370
Ford Motor Co. (a)	126,563	1,269,427
Tesla, Inc. (b)	370	95,889
		1,630,686
BANKING - 7.9%
Bank of America Corp.	177,970	7,426,688
Citigroup, Inc.	50,406	3,578,322
Citizens Financial Group, Inc.	12,820	525,235
Fifth Third Bancorp	18,470	724,024
Huntington Bancshares, Inc.	69,550	1,043,945
JPMorgan Chase & Co.	71,665	17,579,425
KeyCorp	41,320	660,707
M&T Bank Corp.	8,184	1,462,890
PNC Financial Services Group, Inc. (The)	11,691	2,054,927
Regions Financial Corp.	40,460	879,196
Truist Financial Corp.	47,920	1,971,908
U.S. Bancorp	43,127	1,820,822
		39,728,089

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
BEVERAGES - 2.8%
Coca-Cola Co. (The)	105,530	$7,558,058
Keurig Dr Pepper, Inc.	19,630	671,739
PepsiCo, Inc.	39,799	5,967,462
		14,197,259
BIOTECH & PHARMA - 8.3%
AbbVie, Inc.	45,710	9,577,159
Amgen, Inc.	13,270	4,134,268
Biogen, Inc. (b)	4,360	596,622
Bristol-Myers Squibb Co.	58,360	3,559,376
Eli Lilly & Co.	870	718,542
Gilead Sciences, Inc.	34,790	3,898,220
Johnson & Johnson	65,331	10,834,493
Merck & Co., Inc.	70,210	6,302,050
Moderna, Inc. (b)	2,680	75,978
Regeneron Pharmaceuticals, Inc.	2,770	1,756,817
Vertex Pharmaceuticals, Inc. (b)	790	383,008
		41,836,533
CABLE & SATELLITE - 1.0%
Charter Communications, Inc. - Class A (a)(b)	1,160	427,495
Comcast Corp. - Class A	121,110	4,468,959
		4,896,454
CHEMICALS - 2.4%
Air Products & Chemicals, Inc.	5,877	1,733,245
CF Industries Holdings, Inc.	640	50,016
Dow, Inc.	22,600	789,192
DuPont de Nemours, Inc.	6,098	455,398
Ecolab, Inc.	2,840	719,997
International Flavors & Fragrances, Inc.	5,152	399,847
Linde plc	12,296	5,725,509
LyondellBasell Industries N.V. - Class A	32,010	2,253,504
		12,126,708
COMMERCIAL SUPPORT SERVICES - 1.4%
Republic Services, Inc.	11,450	2,772,732
Rollins, Inc. (a)	4,330	233,950
Waste Connections, Inc.	4,350	849,076
Waste Management, Inc.	14,680	3,398,567
		7,254,325

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
CONSTRUCTION MATERIALS - 0.4%
CRH plc	18,200	$1,601,054
Martin Marietta Materials, Inc.	930	444,661
		2,045,715
CONTAINERS & PACKAGING - 0.4%
Ball Corp.	15,160	789,381
International Paper Co. (a)	13,860	739,431
Packaging Corp. of America	3,590	710,892
		2,239,704
DIVERSIFIED INDUSTRIALS - 1.5%
Dover Corp.	5,243	921,090
Emerson Electric Co.	19,394	2,126,358
Illinois Tool Works, Inc.	18,985	4,708,470
		7,755,918
E-COMMERCE DISCRETIONARY - 0.3%
Amazon.com, Inc. (b)	2,190	416,670
eBay, Inc. (a)	12,910	874,394
		1,291,064
ELECTRIC UTILITIES - 4.5%
American Electric Power Co., Inc.	14,300	1,562,561
CenterPoint Energy, Inc.	10,020	363,025
Consolidated Edison, Inc.	10,621	1,174,576
Dominion Energy, Inc. (a)	29,700	1,665,279
DTE Energy Co.	4,300	594,561
Duke Energy Corp.	24,994	3,048,518
Edison International	11,217	660,906
Entergy Corp.	8,040	687,340
Eversource Energy	6,530	405,578
Exelon Corp.	35,630	1,641,830
FirstEnergy Corp.	14,360	580,431
NextEra Energy, Inc.	52,440	3,717,472
PPL Corp.	22,540	813,919
Sempra	21,696	1,548,227
Southern Co. (The)	34,801	3,199,952
WEC Energy Group, Inc.	4,050	441,369
Xcel Energy, Inc.	9,014	638,101
		22,743,645
ELECTRICAL EQUIPMENT - 2.9%
AMETEK, Inc.	5,540	953,656

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
ELECTRICAL EQUIPMENT - 2.9% (Continued)
Carrier Global Corp.	24,850	$1,575,490
Johnson Controls International plc	31,287	2,506,402
Keysight Technologies, Inc. (b)	2,390	357,950
Otis Worldwide Corp.	16,780	1,731,696
Rockwell Automation, Inc.	8,630	2,229,819
TE Connectivity plc	10,800	1,526,256
Trane Technologies plc	10,350	3,487,122
		14,368,391
ENTERTAINMENT CONTENT - 1.2%
Electronic Arts, Inc.	4,000	578,080
Fox Corp. - Class B	8,540	450,144
Walt Disney Co. (The)	46,299	4,569,711
Warner Bros. Discovery, Inc. (b)	47,047	504,814
		6,102,749
FOOD - 1.9%
General Mills, Inc. (a)	17,050	1,019,419
Hormel Foods Corp.	35,120	1,086,613
Kellanova	12,810	1,056,697
Kraft Heinz Co. (The)	22,250	677,067
McCormick & Co., Inc.	9,300	765,483
Mondelez International, Inc. - Class A	56,962	3,864,872
Tyson Foods, Inc. - Class A	16,170	1,031,808
		9,501,959
GAS & WATER UTILITIES - 0.4%
American Water Works Co., Inc.	11,680	1,723,033
NiSource, Inc.	1,320	52,919
		1,775,952
HEALTH CARE FACILITIES & SERVICES - 3.2%
Cardinal Health, Inc.	12,030	1,657,373
Cencora, Inc.	5,450	1,515,590
CVS Health Corp.	34,194	2,316,643
Elevance Health, Inc.	6,910	3,005,574
Humana, Inc.	4,270	1,129,842
IQVIA Holdings, Inc. (b)	2,920	514,796
Labcorp Holdings, Inc.	4,820	1,121,807
McKesson Corp.	3,834	2,580,244
Molina Healthcare, Inc. (b)	1,870	615,959

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
HEALTH CARE FACILITIES & SERVICES - 3.2% (Continued)
Quest Diagnostics, Inc.	8,530	$1,443,276
		15,901,104
HOME CONSTRUCTION - 0.4%
D.R. Horton, Inc.	4,960	630,565
Lennar Corp. - Class B (a)	7,680	837,657
Masco Corp.	7,050	490,257
NVR, Inc. (b)	20	144,888
PulteGroup, Inc.	1,070	109,996
		2,213,363
HOUSEHOLD PRODUCTS - 2.9%
Clorox Co. (The)	560	82,460
Colgate-Palmolive Co.	19,290	1,807,473
Estée Lauder Cos., Inc. (The) - Class A	5,780	381,480
Kenvue, Inc. (a)	45,380	1,088,212
Kimberly-Clark Corp.	3,430	487,815
Procter & Gamble Co. (The)	63,436	10,810,763
		14,658,203
INDUSTRIAL SUPPORT SERVICES - 0.6%
Fastenal Co.	6,680	518,034
Ferguson Enterprises, Inc.	5,920	948,562
United Rentals, Inc.	1,270	795,909
W.W. Grainger, Inc.	870	859,412
		3,121,917
INSTITUTIONAL FINANCIAL SERVICES - 3.8%
Bank of New York Mellon Corp. (The)	32,984	2,766,368
CME Group, Inc.	8,040	2,132,931
Goldman Sachs Group, Inc. (The)	8,730	4,769,112
Intercontinental Exchange, Inc.	17,620	3,039,450
Morgan Stanley	32,291	3,767,391
Nasdaq, Inc.	7,520	570,467
Northern Trust Corp.	12,757	1,258,478
State Street Corp.	9,590	858,593
		19,162,790
INSURANCE - 8.5%
Aflac, Inc.	21,650	2,407,263
Allstate Corp. (The)	12,509	2,590,239
American International Group, Inc.	19,777	1,719,412
Aon plc - Class A	2,960	1,181,306

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
INSURANCE - 8.5% (Continued)
Arch Capital Group Ltd.	15,320	$1,473,478
Arthur J. Gallagher & Co.	7,650	2,641,086
Berkley (W.R.) Corp. (a)	14,737	1,048,685
Brown & Brown, Inc. (a)	9,530	1,185,532
Chubb Ltd.	14,240	4,300,338
Cincinnati Financial Corp.	10,832	1,600,103
Corebridge Financial, Inc.	14,610	461,238
Everest Group Ltd.	4,490	1,631,352
Hartford Insurance Group, Inc. (The)	10,830	1,339,996
Loews Corp.	5,440	499,990
Markel Group, Inc. (b)	980	1,832,218
Marsh & McLennan Cos., Inc.	15,850	3,867,875
MetLife, Inc.	23,723	1,904,720
Principal Financial Group, Inc.	7,110	599,871
Progressive Corp. (The)	19,850	5,617,748
Prudential Financial, Inc.	16,520	1,844,954
Travelers Cos., Inc. (The)	9,403	2,486,717
Willis Towers Watson plc	2,380	804,321
		43,038,442
INTERNET MEDIA & SERVICES - 0.2%
Alphabet, Inc. - Class A	560	86,598
Alphabet, Inc. - Class C	3,320	518,683
Booking Holdings, Inc.	60	276,415
Meta Platforms, Inc. - Class A	430	247,835
		1,129,531
LEISURE FACILITIES & SERVICES - 0.5%
Carnival Corp. (b)	18,750	366,187
Darden Restaurants, Inc.	1,730	359,425
Hilton Worldwide Holdings, Inc.	330	75,092
McDonald's Corp.	3,870	1,208,872
Royal Caribbean Cruises Ltd.	2,620	538,253
		2,547,829
MACHINERY - 1.5%
Deere & Co.	8,287	3,889,503
Ingersoll-Rand, Inc.	15,350	1,228,461
Veralto Corp.	3,180	309,891
Xylem, Inc.	16,730	1,998,566
		7,426,421

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 5.9%
Abbott Laboratories	45,450	$6,028,942
Agilent Technologies, Inc.	4,400	514,712
Baxter International, Inc.	8,082	276,647
Becton, Dickinson and Co.	8,250	1,889,745
Boston Scientific Corp. (b)	21,060	2,124,533
Cooper Cos., Inc. (The) (b)	3,780	318,843
Danaher Corp.	18,690	3,831,450
DexCom, Inc. (b)	1,250	85,362
Edwards Lifesciences Corp. (b)	18,920	1,371,322
GE HealthCare Technologies, Inc.	12,890	1,040,352
Intuitive Surgical, Inc. (b)	1,510	747,858
Medtronic plc	42,950	3,859,487
STERIS plc	2,670	605,155
Stryker Corp.	3,450	1,284,263
Thermo Fisher Scientific, Inc.	10,374	5,162,102
Zimmer Biomet Holdings, Inc.	4,340	491,201
		29,631,974
METALS & MINING - 0.3%
Newmont Corp.	30,530	1,473,988

OIL & GAS PRODUCERS - 6.0%
ConocoPhillips	72,154	7,577,613
Devon Energy Corp.	47,000	1,757,800
Diamondback Energy, Inc.	5,050	807,394
EOG Resources, Inc.	27,700	3,552,248
EQT Corp.	1,070	57,170
Kinder Morgan, Inc.	181,570	5,180,192
ONEOK, Inc.	15,950	1,582,559
Phillips 66	30,050	3,710,574
Valero Energy Corp.	21,890	2,891,012
Williams Cos., Inc. (The)	50,810	3,036,406
		30,152,968
OIL & GAS SERVICES & EQUIPMENT - 1.0%
Baker Hughes Co.	54,300	2,386,485
Schlumberger Ltd.	61,726	2,580,147
		4,966,632

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
REAL ESTATE SERVICES - 0.2%
CBRE Group, Inc. - Class A (b)	7,370	$963,849

REITS - 1.9%
AvalonBay Communities, Inc. (a)	2,720	583,767
Digital Realty Trust, Inc.	6,060	868,337
Equity Residential	6,790	486,028
Essex Property Trust, Inc.	170	52,117
Extra Space Storage, Inc.	2,810	417,257
Healthpeak Properties, Inc.	3,990	80,678
Iron Mountain, Inc.	8,610	740,804
Prologis, Inc.	22,390	2,502,978
Public Storage	2,660	796,111
Realty Income Corp. (a)	9,710	563,277
Simon Property Group, Inc.	7,319	1,215,540
Ventas, Inc.	9,610	660,784
Welltower, Inc.	1,460	223,687
Weyerhaeuser Co.	20,490	599,947
		9,791,312
RETAIL - CONSUMER STAPLES - 2.8%
Costco Wholesale Corp.	1,230	1,163,310
Dollar General Corp.	3,010	264,669
Dollar Tree, Inc. (b)	1,000	75,070
Kroger Co. (The)	20,514	1,388,593
Target Corp.	8,950	934,022
Walmart, Inc.	114,080	10,015,083
		13,840,747
RETAIL - DISCRETIONARY - 2.4%
AutoZone, Inc. (b)	80	305,023
Best Buy Co., Inc.	5,310	390,869
Home Depot, Inc. (The)	22,992	8,426,338
Lowe's Cos., Inc.	13,480	3,143,940
		12,266,170
SEMICONDUCTORS - 2.2%
Applied Materials, Inc.	320	46,438
Broadcom, Inc.	4,990	835,476
Intel Corp.	85,368	1,938,707
Microchip Technology, Inc.	5,150	249,312
Micron Technology, Inc.	27,900	2,424,231

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
SEMICONDUCTORS - 2.2% (Continued)
NVIDIA Corp.	3,280	$355,486
ON Semiconductor Corp. (b)	1,150	46,794
QUALCOMM, Inc.	26,380	4,052,232
Texas Instruments, Inc.	6,280	1,128,516
		11,077,192
SOFTWARE - 2.5%
Gen Digital, Inc.	18,410	488,601
Microsoft Corp.	7,740	2,905,519
Oracle Corp.	39,072	5,462,656
Roper Technologies, Inc.	4,670	2,753,339
Salesforce, Inc.	1,970	528,669
Synopsys, Inc. (b)	190	81,481
Veeva Systems, Inc. - Class A (b)	600	138,978
Zoom Communications, Inc. (b)	4,240	312,785
		12,672,028
SPECIALTY FINANCE - 1.4%
American Express Co.	10,444	2,809,958
Capital One Financial Corp.	9,850	1,766,105
Discover Financial Services	5,770	984,939
Fidelity National Financial, Inc.	14,170	922,184
Synchrony Financial	9,950	526,753
		7,009,939
STEEL - 0.2%
Nucor Corp.	5,920	712,413
Steel Dynamics, Inc.	1,200	150,096
		862,509
TECHNOLOGY HARDWARE - 2.3%
Apple, Inc.	6,500	1,443,845
Cisco Systems, Inc.	99,100	6,115,461
Corning, Inc.	32,890	1,505,704
Dell Technologies, Inc. - Class C	7,410	675,421
Hewlett Packard Enterprise Co.	40,630	626,921
HP, Inc.	33,060	915,431
NetApp, Inc.	790	69,394
Seagate Technology Holdings plc	1,310	111,285
Western Digital Corp. (b)	2,440	98,649
Zebra Technologies Corp. - Class A (b)	560	158,234
		11,720,345

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
TECHNOLOGY SERVICES - 2.3%
Accenture plc - Class A	11,760	$3,669,590
Cognizant Technology Solutions Corp. - Class A	9,430	721,395
Corpay, Inc. (b)	1,010	352,207
Fidelity National Information Services, Inc.	12,380	924,538
Fiserv, Inc. (b)	8,480	1,872,638
Global Payments, Inc.	5,130	502,330
Paychex, Inc.	3,334	514,370
PayPal Holdings, Inc. (b)	19,930	1,300,433
S&P Global, Inc.	1,790	909,499
Verisk Analytics, Inc.	180	53,572
Visa, Inc. - Class A	1,440	504,662
		11,325,234
TELECOMMUNICATIONS - 2.1%
AT&T, Inc.	174,986	4,948,604
T-Mobile US, Inc.	5,950	1,586,925
Verizon Communications, Inc.	90,840	4,120,502
		10,656,031
TRANSPORTATION & LOGISTICS - 2.4%
CSX Corp.	34,280	1,008,860
Delta Air Lines, Inc.	25,420	1,108,312
FedEx Corp.	5,370	1,309,099
Norfolk Southern Corp.	5,540	1,312,149
Southwest Airlines Co. (a)	32,690	1,097,730
Union Pacific Corp.	13,840	3,269,562
United Airlines Holdings, Inc. (b)	11,600	800,980
United Parcel Service, Inc. - Class B	21,350	2,348,286
		12,254,978
TRANSPORTATION EQUIPMENT - 0.5%
PACCAR, Inc.	19,070	1,856,846
Westinghouse Air Brake Technologies Corp.	3,020	547,677
		2,404,523
WHOLESALE - CONSUMER STAPLES - 0.3%
Archer-Daniels-Midland Co.	21,820	1,047,578
Sysco Corp. (a)	8,990	674,610
		1,722,188

TOTAL COMMON STOCKS (COST $370,844,759)		$496,238,623

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Impact Capital, Inc. (c)	2.500%	06/13/25	$280,000	$278,117
Calvert Impact Capital, Inc. (c)	2.500%	12/15/25	450,000	440,223
Calvert Impact Capital, Inc. (c)	4.000%	06/15/28	350,000	335,932
Calvert Impact Capital, Inc. (c)	5.000%	12/15/28	800,000	788,712
Calvert Impact Capital, Inc. (c)	5.000%	06/15/29	830,000	816,310
Calvert Impact Capital, Inc. (c)	4.500%	12/14/29	150,000	144,168
Capital Impact Partners Investment (c)	5.750%	06/15/25	820,000	822,061
Capital Impact Partners Investment (c)	4.500%	12/15/25	150,000	150,099
Capital Impact Partners Investment (c)	5.000%	12/15/26	1,000,000	1,007,813
TOTAL CORPORATE NOTES (COST $4,830,000)				$4,783,435

MONEY MARKET FUNDS - 0.4%	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.27% (d) (COST $1,966,955)	1,966,955	$1,966,955

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.8%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.42% (d)(e) (COST $13,871,820)	13,871,820	$13,871,820

TOTAL INVESTMENTS - (COST $391,513,534) - 102.6%		$516,860,833

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6%)		(13,227,553)

NET ASSETS - 100.0%		$503,633,280

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $13,675,916.
(b)	Non-income producing security.

(c)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	280,000	278,117	0.0	%(f)
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	450,000	440,223	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	350,000	335,932	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	800,000	788,712	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	830,000	816,310	0.2%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	150,000	144,168	0.0	%(f)
Capital Impact Partners Investment, 5.750%, 06/15/25	06/20/23	820,000	822,061	0.2%
Capital Impact Partners Investment, 4.500%, 12/15/25	12/16/24	150,000	150,099	0.0	%(f)
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	1,000,000	1,007,813	0.2%
		$4,830,000	$4,783,435	0.9%

(d)	The rate shown is the 7-day effective yield as of March 31, 2025.
(e)	The security was purchased with cash collateral received from securities on loan.
(f)	Percentage rounds to less than 0.1%.

plc - Public Liability Company

Schedule of Portfolio Investments

Praxis Growth Index Fund

March 31, 2025 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Fair Value
AEROSPACE & DEFENSE - 0.4%
HEICO Corp.	4,450	$1,188,995
Howmet Aerospace, Inc.	8,650	1,122,165
		2,311,160
ASSET MANAGEMENT - 0.4%
KKR & Co., Inc.	550	63,585
LPL Financial Holdings, Inc.	2,640	863,650
Robinhood Markets, Inc. - Class A (a)	34,060	1,417,577
		2,344,812
AUTOMOTIVE - 2.5%
Tesla, Inc. (a)	59,360	15,383,738

BEVERAGES - 0.3%
PepsiCo, Inc.	11,040	1,655,338

BIOTECH & PHARMA - 3.9%
AbbVie, Inc.	7,461	1,563,229
Alnylam Pharmaceuticals, Inc. (a)	2,970	801,959
Eli Lilly & Co.	21,410	17,682,733
Merck & Co., Inc.	5,561	499,155
Moderna, Inc. (a)	3,780	107,163
Regeneron Pharmaceuticals, Inc.	731	463,622
Vertex Pharmaceuticals, Inc. (a)	4,274	2,072,121
Zoetis, Inc.	3,580	589,447
		23,779,429
CHEMICALS - 0.6%
Linde plc	7,048	3,281,831
Sherwin-Williams Co. (The)	1,490	520,293
		3,802,124
COMMERCIAL SUPPORT SERVICES - 0.5%
Cintas Corp.	9,350	1,921,706
Republic Services, Inc.	3,500	847,560
Rollins, Inc.	1,170	63,215
		2,832,481
DIVERSIFIED INDUSTRIALS - 0.1%
Illinois Tool Works, Inc.	3,444	854,146

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
E-COMMERCE DISCRETIONARY - 5.6%
Amazon.com, Inc. (a)	175,000	$33,295,500
eBay, Inc. (b)	8,540	578,414
		33,873,914
ELECTRIC UTILITIES - 0.2%
Entergy Corp.	7,610	650,579
NextEra Energy, Inc.	8,560	606,818
		1,257,397
ELECTRICAL EQUIPMENT - 0.9%
Amphenol Corp. - Class A	14,484	950,006
Keysight Technologies, Inc. (a)	3,981	596,234
Rockwell Automation, Inc.	2,288	591,174
Trane Technologies plc	7,160	2,412,347
Veritiv Holdings Co.	12,130	875,786
		5,425,547
ENTERTAINMENT CONTENT - 0.4%
AppLovin Corp. - Class A (a)	7,140	1,891,886
Electronic Arts, Inc.	3,445	497,871
Fox Corp. - Class A	4,150	234,890
		2,624,647
GAS & WATER UTILITIES - 0.1%
American Water Works Co., Inc.	650	95,888
NiSource, Inc.	11,610	465,445
		561,333
HEALTH CARE FACILITIES & SERVICES - 0.4%
Cencora, Inc.	2,140	595,112
Elevance Health, Inc.	1,130	491,505
McKesson Corp.	1,910	1,285,411
		2,372,028
HOUSEHOLD PRODUCTS - 0.2%
Church & Dwight Co., Inc.	4,800	528,432
Colgate-Palmolive Co.	4,647	435,424
		963,856
INDUSTRIAL SUPPORT SERVICES - 0.4%
Fastenal Co.	1,010	78,325
United Rentals, Inc.	230	144,141
W.W. Grainger, Inc.	2,530	2,499,210
		2,721,676

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
INSTITUTIONAL FINANCIAL SERVICES - 0.5%
Coinbase Global Inc. - Class A (a)	3,260	$561,470
Interactive Brokers Group, Inc. - Class A	6,380	1,056,464
Nasdaq, Inc.	8,490	644,052
Tradeweb Markets, Inc. - Class A	3,740	555,240
		2,817,226
INSURANCE - 0.6%
Aon plc - Class A	2,560	1,021,670
Arch Capital Group Ltd.	5,760	553,997
Brown & Brown, Inc.	4,740	589,656
Progressive Corp. (The)	5,690	1,610,327
		3,775,650
INTERNET MEDIA & SERVICES - 14.4%
Airbnb, Inc. - Class A (a)	10,550	1,260,303
Alphabet, Inc. - Class A	124,440	19,243,402
Alphabet, Inc. - Class C	97,310	15,202,741
Booking Holdings, Inc.	830	3,823,735
DoorDash, Inc. - Class A (a)	10,120	1,849,632
Expedia Group, Inc.	4,610	774,941
GoDaddy, Inc. - Class A (a)	3,500	630,490
Meta Platforms, Inc. - Class A	47,390	27,313,700
Netflix, Inc. (a)	11,520	10,742,746
Pinterest, Inc. - Class A (a)	22,240	689,440
ROBLOX Corp. - Class A (a)	19,330	1,126,746
Snap, Inc. - Class A (a)	66,690	580,870
Uber Technologies, Inc. (a)	50,480	3,677,973
VeriSign, Inc. (a)	3,210	814,923
		87,731,642
LEISURE FACILITIES & SERVICES - 2.3%
Chipotle Mexican Grill, Inc. (a)	43,900	2,204,219
Domino's Pizza, Inc.	900	413,505
Hilton Worldwide Holdings, Inc.	7,350	1,672,493
Live Nation Entertainment, Inc. (a)	5,560	726,025
Marriott International, Inc. - Class A	6,510	1,550,682
McDonald's Corp.	12,477	3,897,440
Royal Caribbean Cruises Ltd.	4,160	854,630
Starbucks Corp.	26,202	2,570,154
Yum! Brands, Inc.	580	91,269
		13,980,417

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
LEISURE PRODUCTS - 0.2%
Axon Enterprise, Inc. (a)	2,700	$1,420,065

MACHINERY - 0.4%
Deere & Co.	3,936	1,847,361
Veralto Corp.	5,884	573,396
		2,420,757
MEDICAL EQUIPMENT & DEVICES - 3.0%
Agilent Technologies, Inc.	4,905	573,787
Boston Scientific Corp. (a)	29,440	2,969,907
Danaher Corp.	9,764	2,001,620
DexCom, Inc. (a)	10,660	727,971
IDEXX Laboratories, Inc. (a)	1,700	713,915
Insulet Corp. (a)	1,230	323,010
Intuitive Surgical, Inc. (a)	7,660	3,793,768
Mettler-Toledo International, Inc. (a)	550	649,501
ResMed, Inc.	2,090	467,847
Stryker Corp.	4,760	1,771,910
Thermo Fisher Scientific, Inc.	6,355	3,162,248
Waters Corp. (a)	1,646	606,666
West Pharmaceutical Services, Inc.	3,040	680,595
		18,442,745
OIL & GAS PRODUCERS - 0.5%
EQT Corp.	14,680	784,352
Kinder Morgan, Inc.	25,910	739,212
ONEOK, Inc.	5,190	514,952
Williams Cos., Inc. (The)	12,130	724,889
		2,763,405
OIL & GAS SERVICES & EQUIPMENT - 0.3%
Baker Hughes Co.	30,530	1,341,794
Schlumberger Ltd.	17,760	742,368
		2,084,162
REITS - 1.3%
American Tower Corp.	5,412	1,177,651
Digital Realty Trust, Inc.	1,810	259,355
Equinix, Inc.	1,777	1,448,877
Iron Mountain, Inc.	8,670	745,967
Public Storage	1,340	401,049
SBA Communications Corp. - Class A	1,320	290,413

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
REITS - 1.3% (Continued)
Simon Property Group, Inc.	2,960	$491,597
Texas Pacific Land Corp. (b)	500	662,495
Welltower, Inc.	15,440	2,365,562
		7,842,966
RENEWABLE ENERGY - 0.1%
First Solar, Inc. (a)(b)	2,330	294,582

RETAIL - CONSUMER STAPLES - 1.7%
Costco Wholesale Corp.	10,433	9,867,323
Walmart, Inc.	7,770	682,128
		10,549,451
RETAIL - DISCRETIONARY - 3.1%
AutoZone, Inc. (a)	659	2,512,622
Carvana Co. (a)	4,400	919,952
Cloudflare, Inc. - Class A (a)	9,380	1,057,032
Home Depot, Inc. (The)	13,406	4,913,165
Lowe's Cos., Inc.	6,789	1,583,398
Lululemon Athletica, Inc. (a)	3,060	866,164
O'Reilly Automotive, Inc. (a)	1,810	2,592,970
Ross Stores, Inc.	6,310	806,355
TJX Cos., Inc. (The)	25,503	3,106,265
Tractor Supply Co. (b)	10,300	567,530
		18,925,453
SEMICONDUCTORS - 15.3%
Advanced Micro Devices, Inc. (a)	41,086	4,221,176
Applied Materials, Inc.	22,816	3,311,058
Broadcom, Inc.	112,230	18,790,669
Intel Corp.	9,670	219,606
KLA Corp.	3,030	2,059,794
Lam Research Corp.	28,890	2,100,303
Marvell Technology, Inc.	7,480	460,543
Microchip Technology, Inc.	2,070	100,209
Micron Technology, Inc.	580	50,396
Monolithic Power Systems, Inc. (b)	1,690	980,166
NVIDIA Corp.	524,020	56,793,287
QUALCOMM, Inc.	9,790	1,503,842
Teradyne, Inc.	4,670	385,742

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
SEMICONDUCTORS - 15.3% (Continued)
Texas Instruments, Inc.	13,650	$2,452,905
		93,429,696
SOFTWARE - 15.8%
Adobe, Inc. (a)	11,687	4,482,315
Akamai Technologies, Inc. (a)	4,720	379,960
ANSYS, Inc. (a)	2,190	693,266
Atlassian Corp. - Class A (a)	5,740	1,218,085
Autodesk, Inc. (a)	6,090	1,594,362
Bentley Systems, Inc. - Class B	1,630	64,124
Cadence Design Systems, Inc. (a)	10,624	2,702,002
Crowdstrike Holdings, Inc. - Class A (a)	6,320	2,228,306
Fortinet, Inc. (a)	19,070	1,835,678
HubSpot, Inc. (a)	1,770	1,011,183
Intuit, Inc.	6,540	4,015,495
Microsoft Corp.	128,238	48,139,263
MicroStrategy, Inc. - Class A (a)(b)	6,760	1,948,705
OKTA, Inc. (a)	5,300	557,666
Oracle Corp.	24,170	3,379,208
Palo Alto Networks, Inc. (a)	16,650	2,841,156
Salesforce, Inc.	24,270	6,513,097
ServiceNow, Inc. (a)	6,293	5,010,109
Snowflake, Inc. - Class A (a)	8,540	1,248,206
Synopsys, Inc. (a)	6,460	2,770,371
Tyler Technologies, Inc. (a)	1,820	1,058,130
Veeva Systems, Inc. - Class A (a)	2,490	576,759
Workday, Inc. - Class A (a)	5,500	1,284,415
Zoom Communications, Inc. (a)	900	66,393
Zscaler, Inc. (a)	3,130	621,055
		96,239,309
SPECIALTY FINANCE - 0.3%
American Express Co.	6,050	1,627,753
Rocket Cos., Inc. (b)	4,490	54,194
		1,681,947
TECHNOLOGY HARDWARE - 13.5%
Apple, Inc.	350,278	77,807,252
Arista Networks, Inc. (a)	29,760	2,305,805
Datadog, Inc. - Class A (a)	10,050	997,060
NetApp, Inc.	5,800	509,472

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
TECHNOLOGY HARDWARE - 13.5% (Continued)
Super Micro Computer, Inc. (a)	19,170	$656,381
Western Digital Corp. (a)	2,120	85,712
		82,361,682
TECHNOLOGY SERVICES - 7.4%
Accenture plc - Class A	10,869	3,391,563
Automatic Data Processing, Inc.	9,950	3,040,023
Block, Inc. (a)	7,860	427,034
Broadridge Financial Solutions, Inc.	2,596	629,426
CoStar Group, Inc. (a)	12,390	981,660
Equifax, Inc. (b)	3,080	750,165
FactSet Research Systems, Inc.	270	122,753
Fair Isaac Corp. (a)	920	1,696,627
Fiserv, Inc. (a)	11,266	2,487,871
Gartner, Inc. (a)	2,230	936,020
Mastercard, Inc. - Class A	19,006	10,417,569
Moody's Corp.	3,375	1,571,704
MSCI, Inc.	1,797	1,016,203
Paychex, Inc.	460	70,969
S&P Global, Inc.	5,704	2,898,202
Verisk Analytics, Inc.	1,700	505,954
Visa, Inc. - Class A	40,713	14,268,278
		45,212,021
TELECOMMUNICATIONS - 0.4%
T-Mobile US, Inc.	9,050	2,413,726

TRANSPORTATION & LOGISTICS - 0.4%
CSX Corp.	3,221	94,794
Old Dominion Freight Line, Inc.	5,900	976,155
Union Pacific Corp.	3,911	923,935
United Airlines Holdings, Inc. (a)	1,870	129,123
		2,124,007
WHOLESALE - DISCRETIONARY - 0.3%
Copart, Inc. (a)	31,232	1,767,419

TOTAL COMMON STOCKS (COST $273,980,678)		$601,041,954

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

CORPORATE NOTES - 1.0%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 1.0%
Calvert Impact Capital, Inc. (c)	2.500%	06/13/25	$670,000	$665,495
Calvert Impact Capital, Inc. (c)	2.500%	12/15/25	500,000	489,137
Calvert Impact Capital, Inc. (c)	4.000%	06/15/28	750,000	719,854
Calvert Impact Capital, Inc. (c)	5.000%	12/15/28	450,000	443,651
Calvert Impact Capital, Inc. (c)	5.000%	06/15/29	1,270,000	1,249,052
Calvert Impact Capital, Inc. (c)	4.500%	12/14/29	450,000	432,504
Capital Impact Partners Investment (c)	5.750%	06/15/25	1,280,000	1,283,217
Capital Impact Partners Investment (c)	4.500%	12/15/25	450,000	450,296
Capital Impact Partners Investment (c)	5.000%	12/15/26	500,000	503,907
TOTAL CORPORATE NOTES (COST $6,320,000)				$6,237,113

MONEY MARKET FUNDS - 0.3%	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.27% (d) (COST $1,921,298)	1,921,298	$1,921,298

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 0.6%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.42% (d)(e) (COST $3,685,594)	3,685,594	$3,685,594

TOTAL INVESTMENTS - (COST $285,907,570) - 100.6%		$612,885,959

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6%)		(3,564,854)

NET ASSETS - 100.0%		$609,321,105

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $3,628,786.

(c)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	670,000	665,495	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	500,000	489,137	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	750,000	719,854	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	450,000	443,651	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	1,270,000	1,249,052	0.2%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	450,000	432,504	0.0	%(f)
Capital Impact Partners Investment, 5.750%, 06/15/25	06/20/23	1,280,000	1,283,217	0.2%
Capital Impact Partners Investment, 4.500%, 12/15/25	12/16/24	450,000	450,296	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	500,000	503,907	0.1%
		$6,320,000	$6,237,113	1.0%

(d)	The rate shown is the 7-day effective yield as of March 31, 2025.
(e)	The security was purchased with cash collateral received from securities on loan.
(f)	Percentage rounds to less than 0.1%.

plc - Public Liability Company

Schedule of Portfolio Investments

Praxis Small Cap Index Fund

March 31, 2025 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Fair Value
ADVERTISING & MARKETING - 0.4%
Compass, Inc. - Class A (a)	12,240	$106,855
Interpublic Group of Cos., Inc. (The)	20,630	560,311
		667,166
AEROSPACE & DEFENSE - 0.1%
Loar Holdings, Inc. (a)	1,460	103,149

APPAREL & TEXTILE PRODUCTS - 1.9%
Crocs, Inc. (a)	1,490	158,238
Deckers Outdoor Corp. (a)	7,790	871,000
Hanesbrands, Inc. (a)	23,390	134,960
Kontoor Brands, Inc.	4,770	305,900
Oxford Industries, Inc.	2,295	134,648
Ralph Lauren Corp.	1,040	229,570
Skechers U.S.A., Inc. - Class A (a)	4,080	231,662
Steven Madden Ltd.	7,745	206,327
Tapestry, Inc.	5,540	390,071
Under Armour, Inc. - Class A (a)(b)	14,150	88,438
VF Corp. (b)	27,700	429,904
Wolverine World Wide, Inc. (b)	9,880	137,431
		3,318,149
ASSET MANAGEMENT - 1.5%
Artisan Partners Asset Management, Inc. - Class A	3,310	129,421
Carlyle Group, Inc. (The)	7,720	336,515
Franklin Resources, Inc. (b)	15,260	293,755
GitLab, Inc. - Class A (a)	3,930	184,710
Hamilton Lane, Inc. - Class A (b)	1,500	223,005
Invesco Ltd.	13,310	201,912
Jefferies Financial Group, Inc.	3,340	178,924
StepStone Group, Inc. - Class A	5,670	296,144
Stifel Financial Corp.	2,230	210,200
TPG, Inc.	3,900	184,977
Virtus Investment Partners, Inc.	920	158,571
WisdomTree, Inc. (b)	21,350	190,442
		2,588,576
AUTOMOTIVE - 1.6%
Aptiv plc (a)	5,200	309,400
BorgWarner, Inc.	5,940	170,181

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
AUTOMOTIVE - 1.6% (Continued)
Dana, Inc.	17,040	$227,143
Dorman Products, Inc. (a)	2,970	358,004
Gentex Corp.	15,410	359,053
Harley-Davidson, Inc. (b)	11,510	290,628
Lear Corp.	2,920	257,602
Lucid Group, Inc. (a)	42,510	102,874
Modine Manufacturing Co. (a)(b)	2,230	171,153
Phinia, Inc.	3,280	139,170
Rivian Automotive, Inc. - Class A (a)(b)	25,410	316,355
		2,701,563
BANKING - 5.7%
Ameris Bancorp	6,014	346,226
Atlantic Union Bankshares Corp. (b)	7,200	224,208
Axos Financial, Inc. (a)	5,330	343,892
BancFirst Corp.	2,790	306,537
Bank of Hawaii Corp.	3,580	246,913
Banner Corp.	1,910	121,801
Berkshire Hills Bancorp, Inc.	7,000	182,630
Cathay General Bancorp	3,980	171,259
City Holding Co.	2,750	323,042
Columbia Banking System, Inc.	4,960	123,702
Comerica, Inc. (b)	6,780	400,427
Community Financial System, Inc.	2,520	143,287
Cullen/Frost Bankers, Inc.	1,230	153,996
CVB Financial Corp.	14,930	275,608
East West Bancorp, Inc.	3,480	312,365
First BanCorp	18,880	361,930
First Citizens BancShares, Inc. - Class A (b)	300	556,236
First Financial Bancorp	6,900	172,362
First Hawaiian, Inc.	9,470	231,447
First Horizon Corp.	14,190	275,570
Flagstar Financial, Inc.	21,850	253,897
Fulton Financial Corp.	7,890	142,730
Independent Bank Corp.	2,280	142,842
National Bank Holdings Corp. - Class A	6,140	234,978
NBT Bancorp, Inc.	3,250	139,425
Northwest Bancshares, Inc. (b)	19,820	238,236
OFG Bancorp	7,230	289,345

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
BANKING - 5.7% (Continued)
Park National Corp.	2,050	$310,370
Pinnacle Financial Partners, Inc.	1,450	153,758
Popular, Inc.	1,090	100,683
Provident Financial Services, Inc.	7,040	120,877
ServisFirst Bancshares, Inc. (b)	5,330	440,258
Simmons First National Corp. - Class A	7,580	155,617
SouthState Corp.	2,960	274,747
Synovus Financial Corp.	3,170	148,166
Triumph Financial, Inc. (a)	2,960	171,088
Trustmark Corp.	4,750	163,827
United Community Banks, Inc.	7,250	203,942
WaFd, Inc.	4,200	120,036
Webster Financial Corp.	4,570	235,584
Western Alliance Bancorp	2,920	224,344
Wintrust Financial Corp.	1,400	157,444
Zions Bancorp N.A.	3,400	169,524
		9,865,156
BEVERAGES - 0.3%
Celsius Holdings, Inc. (a)	6,800	242,216
Coca-Cola Consolidated, Inc.	80	108,000
National Beverage Corp.	4,440	184,438
		534,654
BIOTECH & PHARMA - 4.4%
Alkermes plc (a)	9,540	315,011
Apellis Pharmaceuticals, Inc. (a)	3,780	82,669
Axsome Therapeutics, Inc. (a)	1,150	134,124
BioMarin Pharmaceutical, Inc. (a)	5,070	358,398
Blueprint Medicines Corp. (a)	2,090	184,986
Braze, Inc. - Class A (a)	3,000	108,240
BridgeBio Pharma, Inc. (a)	5,170	178,727
Cytokinetics, Inc. (a)	4,080	163,975
Elanco Animal Health, Inc. (a)(b)	17,250	181,125
Exelixis, Inc. (a)	8,150	300,898
Guardant Health, Inc. (a)	4,080	173,808
Halozyme Therapeutics, Inc. (a)	5,110	326,069
Harmony Biosciences Holdings, Inc. (a)	4,890	162,299
Incyte Corp. (a)	3,830	231,906
Innoviva, Inc. (a)	10,960	198,705

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
BIOTECH & PHARMA - 4.4% (Continued)
Insmed, Inc. (a)	5,100	$389,079
Intra-Cellular Therapies, Inc. (a)	2,990	394,441
Ionis Pharmaceuticals, Inc. (a)	6,770	204,251
Jazz Pharmaceuticals plc (a)	2,250	279,337
Krystal Biotech, Inc. (a)	800	144,240
Madrigal Pharmaceuticals, Inc. (a)	540	178,864
Moderna, Inc. (a)	10,250	290,587
Neurocrine Biosciences, Inc. (a)	3,490	385,994
Organon & Co.	12,050	179,425
Perrigo Co. plc	6,260	175,530
Prestige Consumer Healthcare, Inc. (a)	4,850	416,955
Revolution Medicines, Inc. (a)	4,630	163,717
Roivant Sciences Ltd. (a)	13,680	138,031
SpringWorks Therapeutic, Inc. (a)	3,180	140,333
Supernus Pharmaceuticals, Inc. (a)(b)	5,090	166,698
TG Therapeutics, Inc. (a)	5,850	230,666
Ultragenyx Pharmaceutical, Inc. (a)	2,830	102,474
United Therapeutics Corp. (a)	1,380	425,413
Viking Therapeutics, Inc. (a)(b)	5,730	138,380
		7,645,355
CABLE & SATELLITE - 0.3%
Liberty Broadband Corp. - Series C (a)	3,060	260,253
Sirius XM Holdings, Inc.	10,550	237,850
		498,103
CHEMICALS - 2.2%
Albemarle Corp. (b)	4,300	309,686
Axalta Coating Systems Ltd. (a)	2,910	96,525
Balchem Corp.	4,840	803,440
Celanese Corp. (b)	6,940	393,984
CF Industries Holdings, Inc.	2,600	203,190
Eastman Chemical Co.	2,490	219,394
H.B. Fuller Co.	4,210	236,265
Innospec, Inc.	1,890	179,077
Materion Corp.	2,050	167,280
Minerals Technologies, Inc.	2,470	157,018
Mosaic Co. (The)	10,480	283,065
RPM International, Inc.	2,920	337,785

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
CHEMICALS - 2.2% (Continued)
WD-40 Co.	1,700	$414,800
		3,801,509
COMMERCIAL SUPPORT SERVICES - 2.4%
ABM Industries, Inc.	7,160	339,098
ADT, Inc.	12,680	103,215
Brady Corp. - Class A	8,080	570,771
Casella Waste Systems, Inc. - Class A (a)	1,710	190,682
Clean Harbors, Inc. (a)	1,410	277,911
CorVel Corp. (a)	6,990	782,670
FTI Consulting, Inc. (a)	1,320	216,586
H&R Block, Inc.	3,430	188,341
Insperity, Inc.	1,650	147,230
Korn Ferry	7,970	540,605
ManpowerGroup, Inc.	3,480	201,422
Robert Half, Inc. (b)	3,690	201,290
TriNet Group, Inc.	1,720	136,293
UniFirst Corp.	1,280	222,720
		4,118,834
CONSTRUCTION MATERIALS - 0.7%
Advanced Drainage Systems, Inc.	1,990	216,214
Carlisle Cos., Inc.	1,550	527,775
Owens Corning	2,000	285,640
Simpson Manufacturing Co., Inc.	900	141,372
		1,171,001
CONSUMER SERVICES - 0.7%
Adtalem Global Education, Inc. (a)	3,660	368,343
Bright Horizons Family Solutions, Inc. (a)	1,610	204,534
Service Corp. International (b)	2,420	194,084
Strategic Education, Inc.	1,700	142,732
Stride, Inc. (a)(b)	2,890	365,585
		1,275,278
CONTAINERS & PACKAGING - 0.8%
AptarGroup, Inc.	950	140,961
Berry Global Group, Inc. (b)	3,330	232,467
Crown Holdings, Inc.	4,210	375,785
Smurfit WestRock plc	15,180	684,011
		1,433,224

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
DIVERSIFIED INDUSTRIALS - 0.4%
ITT, Inc.	1,970	$254,445
Pentair plc	4,250	371,790
		626,235
E-COMMERCE DISCRETIONARY - 0.3%
Chewy, Inc. (a)	3,170	103,057
Etsy, Inc. (a)	4,920	232,125
Waystar Holding Corp. (a)	3,880	144,957
		480,139
ELECTRIC UTILITIES - 2.1%
AES Corp. (The)	23,370	290,256
Avista Corp.	7,070	296,021
Evergy, Inc.	3,720	256,494
MGE Energy, Inc.	4,820	448,067
NorthWestern Energy Group, Inc.	9,320	539,348
NRG Energy, Inc.	6,090	581,351
Nuvalent, Inc. - Class A (a)	1,380	97,870
OGE Energy Corp.	5,730	263,351
Pinnacle West Capital Corp.	2,760	262,890
Talen Energy Corp. (a)	1,370	273,548
TXNM Energy, Inc.	4,340	232,103
		3,541,299
ELECTRICAL EQUIPMENT - 3.1%
A.O. Smith Corp.	3,450	225,492
Acuity, Inc.	610	160,643
Advanced Energy Industries, Inc.	2,780	264,962
Alarm.com Holdings, Inc. (a)	4,510	250,981
Allegion plc	1,350	176,121
API Group Corp. (a)	8,020	286,795
Badger Meter, Inc.	2,250	428,062
Bloom Energy Corp. - Class A (a)(b)	5,500	108,130
Cognex Corp.	4,800	143,184
Generac Holdings, Inc. (a)	1,590	201,374
Hayward Holdings, Inc. (a)	6,790	94,517
Hubbell, Inc.	760	251,492
Itron, Inc. (a)	2,350	246,186
Lennox International, Inc.	930	521,572
NEXTracker, Inc. - Class A (a)	9,050	381,367
nVent Electric plc	5,350	280,447

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
ELECTRICAL EQUIPMENT - 3.1% (Continued)
OSI Systems, Inc. (a)(b)	2,550	$495,567
SPX Technologies, Inc. (a)	6,450	830,631
		5,347,523
ENGINEERING & CONSTRUCTION - 2.2%
AECOM	4,290	397,812
Arcosa, Inc.	6,060	467,347
Comfort Systems USA, Inc.	1,080	348,116
Dycom Industries, Inc. (a)	1,780	271,165
EMCOR Group, Inc.	1,240	458,341
Frontdoor, Inc. (a)	6,020	231,288
Granite Construction, Inc. (b)	5,010	377,754
Installed Building Products, Inc. (b)	1,770	303,484
MasTec, Inc. (a)	1,260	147,055
Tetra Tech, Inc.	11,900	348,075
TopBuild Corp. (a)	930	283,604
WillScott Holdings Corp.	8,330	231,574
		3,865,615
ENTERTAINMENT CONTENT - 0.2%
Paramount Global - Class B	24,370	291,465

FOOD - 1.6%
BellRing Brands, Inc. (a)	3,120	232,315
Cal-Maine Foods, Inc. (b)	5,690	517,221
Campbell's Co. (The) (b)	6,720	268,262
Conagra Brands, Inc.	18,440	491,795
Darling Ingredients, Inc. (a)(b)	4,770	149,015
Ingredion, Inc.	1,050	141,971
J.M. Smucker Co. (The)	3,390	401,410
Lamb Weston Holdings, Inc.	8,110	432,263
Simply Good Foods Co. (The) (a)(b)	3,290	113,472
		2,747,724
FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
Boise Cascade Co.	5,270	516,934
Trex Co., Inc. (a)(b)	2,950	171,395
		688,329
GAS & WATER UTILITIES - 1.8%
American States Water Co.	4,280	336,750
California Water Service Group	7,680	372,173

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
GAS & WATER UTILITIES - 1.8% (Continued)
Essential Utilities, Inc.	23,640	$934,489
NiSource, Inc.	7,030	281,833
Southwest Gas Holdings, Inc.	6,850	491,830
UGI Corp.	21,010	694,801
		3,111,876
HEALTH CARE FACILITIES & SERVICES - 1.7%
Acadia Healthcare Co., Inc. (a)	3,930	119,158
AdaptHealth Corp. (a)	14,120	153,061
Charles River Laboratories International, Inc. (a)	1,920	288,998
Concentra Group Holdings Parent, Inc.	13,589	294,881
DaVita, Inc. (a)	1,170	178,975
Encompass Health Corp.	2,740	277,507
Ensign Group, Inc. (The) (b)	1,550	200,570
Henry Schein, Inc. (a)	3,830	262,317
Medpace Holdings, Inc. (a)	820	249,846
Option Care Health, Inc. (a)	5,870	205,156
Owens & Minor, Inc. (a)	8,320	75,130
Pediatrix Medical Group, Inc. (a)	13,840	200,542
RadNet, Inc. (a)	3,960	196,891
Select Medical Holdings Corp.	15,210	254,007
		2,957,039
HOME & OFFICE PRODUCTS - 0.6%
HNI Corp.	7,870	349,034
Newell Brands, Inc.	18,920	117,304
Somnigroup International, Inc. (b)	5,890	352,693
Whirlpool Corp. (b)	2,090	188,372
		1,007,403
HOME CONSTRUCTION - 2.0%
Armstrong World Industries, Inc.	2,600	366,288
Cavco Industries, Inc. (a)	1,330	691,108
Fortune Brands Innovations, Inc.	4,100	249,608
Griffon Corp.	3,610	258,115
Interface, Inc.	10,230	202,963
LGI Homes, Inc. (a)(b)	3,120	207,386
M/I Homes, Inc. (a)	2,350	268,323
Meritage Homes Corp.	4,450	315,416
Mohawk Industries, Inc. (a)	1,560	178,121
Toll Brothers, Inc.	2,290	241,801

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
HOME CONSTRUCTION - 2.0% (Continued)
TRI Pointe Homes, Inc. (a)	12,650	$403,788
		3,382,917
HOUSEHOLD PRODUCTS - 0.2%
Quanex Building Products Corp.	6,260	116,373
Spectrum Brands Holdings, Inc.	3,660	261,873
		378,246
INDUSTRIAL INTERMEDIATE PRODUCTS - 1.2%
AZZ, Inc. (b)	1,430	119,562
Chart Industries, Inc. (a)(b)	1,180	170,345
Enpro, Inc.	2,520	407,711
Gibraltar Industries, Inc. (a)	3,300	193,578
Mueller Industries, Inc.	2,870	218,522
Proto Labs, Inc. (a)	4,100	143,664
RBC Bearings, Inc. (a)	990	318,552
Standardaero, Inc. (a)(b)	9,790	260,805
Standex International Corp.	2,030	327,622
		2,160,361
INDUSTRIAL SUPPORT SERVICES - 1.3%
Applied Industrial Technologies, Inc.	740	166,751
Core & Main, Inc. - Class A (a)	5,630	271,985
RB Global, Inc.	4,950	496,485
Resideo Technologies, Inc. (a)	8,730	154,521
SiteOne Landscape Supply, Inc. (a)(b)	1,490	180,946
U-Haul Holding Co.	2,500	147,950
Vaxcyte, Inc. (a)	3,680	138,957
Watsco, Inc.	940	477,802
WESCO International, Inc.	1,450	225,185
		2,260,582
INSTITUTIONAL FINANCIAL SERVICES - 1.0%
Evercore, Inc. - Class A	880	175,754
Houlihan Lokey, Inc.	1,000	161,500
Moelis & Co. - Class A	6,780	395,681
Piper Sandler Cos.	1,920	475,507
PJT Partners, Inc. - Class A (b)	2,170	299,200
Virtu Financial, Inc. - Class A	6,270	239,012
		1,746,654
INSURANCE - 3.8%
American Financial Group, Inc.	2,080	273,187

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
INSURANCE - 3.8% (Continued)
Assurant, Inc.	1,030	$216,042
Assured Guaranty Ltd.	3,960	348,876
Employers Holdings, Inc.	2,300	116,472
Equitable Holdings, Inc.	9,710	505,794
Erie Indemnity Co. - Class A (b)	930	389,717
Genworth Financial, Inc. - Class A (a)	40,170	284,805
Globe Life, Inc.	3,370	443,896
Goosehead Insurance, Inc. - Class A (a)(b)	1,250	147,575
Jackson Financial, Inc. - Class A	5,270	441,521
Kinsale Capital Group, Inc. (b)	770	374,767
Lincoln National Corp.	6,410	230,183
Mercury General Corp.	4,640	259,376
Old Republic International Corp.	4,070	159,625
Primerica, Inc.	840	239,005
Radian Group, Inc. (b)	9,290	307,220
Reinsurance Group of America, Inc.	1,830	360,327
Remitly Global, Inc. (a)	5,540	115,232
RenaissanceRe Holdings Ltd.	1,220	292,800
Safety Insurance Group, Inc.	1,620	127,786
Selective Insurance Group, Inc.	1,340	122,664
SiriusPoint Ltd. (a)	10,490	181,372
Unum Group	4,670	380,418
Voya Financial, Inc.	2,380	161,269
		6,479,929
INTERNET MEDIA & SERVICES - 1.2%
CarGurus, Inc. (a)	6,170	179,732
Lyft, Inc. - Class A (a)	13,280	157,634
Maplebear, Inc. (a)	4,500	179,505
Match Group, Inc.	7,640	238,368
Reddit, Inc. - Class A (a)	3,790	397,571
Roku Inc. (a)	4,390	309,232
Yelp, Inc. (a)	4,050	149,971
Zillow Group, Inc. - Class C (a)	6,990	479,234
		2,091,247
LEISURE FACILITIES & SERVICES - 2.2%
Brinker International, Inc. (a)	2,500	372,625
Cheesecake Factory, Inc. (The) (b)	5,550	270,063
Cinemark Holdings, Inc.	6,630	165,021

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
LEISURE FACILITIES & SERVICES - 2.2% (Continued)
Cracker Barrel Old Country Store, Inc. (b)	3,630	$140,916
Dave & Buster's Entertainment, Inc. (a)(b)	5,280	92,770
Dutch Bros, Inc. - Class A (a)	3,370	208,064
Hyatt Hotels Corp. - Class A	1,030	126,175
Joby Aviation, Inc. (a)	17,450	105,049
Norwegian Cruise Line Holdings Ltd. (a)	10,190	193,202
Planet Fitness, Inc. - Class A (a)	2,430	234,762
Rocket Lab USA, Inc. (a)(b)	11,230	200,792
Shake Shack, Inc. - Class A (a)	3,960	349,153
Six Flags Entertainment Corp.	4,234	151,027
Texas Roadhouse, Inc.	1,710	284,937
Vail Resorts, Inc. (b)	1,850	296,037
Wingstop, Inc.	1,570	354,161
Wyndham Hotels & Resorts, Inc. (b)	2,270	205,458
		3,750,212
LEISURE PRODUCTS - 0.8%
Acushnet Holdings Corp. (b)	4,230	290,432
Brunswick Corp. (b)	2,580	138,933
Hasbro, Inc.	5,420	333,276
LCI Industries (b)	2,340	204,586
Mattel, Inc. (a)	12,800	248,704
Thor Industries, Inc. (b)	1,390	105,376
YETI Holdings, Inc. (a)(b)	3,930	130,083
		1,451,390
MACHINERY - 4.6%
AGCO Corp.	2,520	233,276
CNH Industrial N.V.	29,370	360,664
Crane Co.	1,040	159,307
Donaldson Co., Inc.	2,480	166,309
Enerpac Tool Group Corp.	11,030	494,806
ESCO Technologies, Inc.	2,330	370,750
Federal Signal Corp. (b)	4,740	348,627
Flowco Holdings, Inc. - Class A (a)	47,180	1,210,167
Flowserve Corp.	3,160	154,334
Franklin Electric Co., Inc.	6,300	591,444
Gates Industrial Corp. plc (a)	13,160	242,276
Graco, Inc.	3,590	299,801
Hillenbrand, Inc.	4,920	118,769

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
MACHINERY - 4.6% (Continued)
IDEX Corp.	2,700	$488,619
JBT Marel Corp.	3,075	375,765
Kadant, Inc. (b)	390	131,395
Kennametal, Inc.	5,330	113,529
Lincoln Electric Holdings, Inc. (b)	1,740	329,138
Lindsay Corp.	970	122,724
Middleby Corp. (The) (a)	1,480	224,930
MSA Safety, Inc.	600	88,014
Nordson Corp.	2,090	421,595
Stanley Black & Decker, Inc. (b)	4,540	349,035
Tennant Co.	2,040	162,690
Toro Co. (The) (b)	2,600	189,150
Zurn Elkay Water Solutions Corp.	3,490	115,100
		7,862,214
MEDICAL EQUIPMENT & DEVICES - 4.1%
Align Technology, Inc. (a)	1,570	249,410
Avantor, Inc. (a)	25,120	407,195
Bio-Rad Laboratories, Inc. - Class A (a)	540	131,523
Bio-Techne Corp.	4,350	255,041
Bruker Corp.	4,280	178,647
DENTSPLY SIRONA, Inc.	18,010	269,069
Exact Sciences Corp. (a)(b)	5,540	239,827
Glaukos Corp. (a)	3,820	375,964
Globus Medical, Inc. - Class A (a)	2,470	180,804
Hologic, Inc. (a)	3,890	240,285
Illumina, Inc. (a)	4,150	329,261
Inspire Medical Systems, Inc. (a)	1,140	181,579
Insulet Corp. (a)	890	233,723
Integer Holdings Corp. (a)(b)	3,090	364,651
Integra LifeSciences Holdings Corp. (a)	8,290	182,297
Lantheus Holdings, Inc. (a)(b)	2,350	229,360
Masimo Corp. (a)	1,170	194,922
Merit Medical Systems, Inc. (a)	5,690	601,490
Natera, Inc. (a)	3,620	511,904
Penumbra, Inc. (a)	1,280	342,285
Repligen Corp. (a)	2,040	259,570
Revvity, Inc. (b)	3,050	322,690
Solventum Corp. (a)	4,610	350,544

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 4.1% (Continued)
Tandem Diabetes Care, Inc. (a)	3,180	$60,929
Teleflex, Inc.	2,500	345,475
		7,038,445
METALS & MINING - 0.7%
Alcoa Corp.	8,020	244,610
Century Aluminum Co. (a)	5,320	98,739
MP Materials Corp. (a)(b)	7,590	185,272
Royal Gold, Inc.	1,920	313,939
Rubrik Inc. - Class A (a)	2,110	128,668
United States Steel Corp. (b)	6,520	275,535
		1,246,763
OIL & GAS PRODUCERS - 1.8%
Antero Midstream Corp.	15,610	280,980
Antero Resources Corp. (a)	10,410	420,980
California Resources Corp.	3,720	163,568
CNX Resources Corp. (a)	4,050	127,494
Core Laboratories, Inc.	3,080	46,169
Crescent Energy Co. - Class A	19,900	223,676
EQT Corp.	11,550	617,117
Kinetik Holdings, Inc.	1,570	81,546
Murphy Oil Corp. (b)	8,090	229,756
Ovintiv, Inc.	10,680	457,104
Sitio Royalties Corp. - Class A	8,390	166,709
SM Energy Co.	5,050	151,248
Viper Energy, Inc.	4,930	222,590
		3,188,937
OIL & GAS SERVICES & EQUIPMENT - 0.1%
Weatherford International plc	3,100	166,005

PUBLISHING & BROADCASTING - 0.9%
Liberty Media Corp. - Liberty Formula One - Series C (a)(b)	9,870	888,398
New York Times Co. (The) - Class A	3,410	169,136
Nexstar Media Group, Inc. (b)	740	132,623
TKO Group Holdings, Inc.	2,490	380,497
		1,570,654
REAL ESTATE SERVICES - 0.4%
AGNC Investment Corp. (b)	33,700	322,846
Jones Lang LaSalle, Inc. (a)	1,210	299,971

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
REAL ESTATE SERVICES - 0.4% (Continued)
Marcus & Millichap, Inc.	3,440	$118,508
		741,325
REITS - 6.2%
Acadia Realty Trust	8,150	170,742
Agree Realty Corp.	2,580	199,150
Alexander & Baldwin, Inc.	7,290	125,607
American Homes 4 Rent - Class A	8,640	326,678
Americold Realty Trust, Inc.	11,170	239,708
Brixmor Property Group, Inc.	8,430	223,816
BXP, Inc. (b)	4,690	315,121
Camden Property Trust	2,490	304,527
CareTrust REIT, Inc.	12,330	352,391
CubeSmart	8,900	380,119
DiamondRock Hospitality Co.	14,240	109,933
Douglas Emmett, Inc.	21,700	347,200
EastGroup Properties, Inc. (b)	1,030	181,434
Elme Communities	9,070	157,818
EPR Properties (b)	3,010	158,356
Equity LifeStyle Properties, Inc.	5,320	354,844
Essential Properties Realty Trust, Inc. (b)	7,790	254,266
Federal Realty Investment Trust	2,380	232,812
Franklin BSP Realty Trust, Inc.	9,042	115,195
Healthpeak Properties, Inc.	13,130	265,489
Highwoods Properties, Inc.	11,470	339,971
Host Hotels & Resorts, Inc. (b)	23,450	333,224
Kimco Realty Corp.	23,430	497,653
Lamar Advertising Co. - Class A (b)	2,770	315,171
LTC Properties, Inc.	3,780	134,001
Macerich Co. (The)	11,680	200,546
NNN REIT, Inc. (b)	5,050	215,382
Omega Healthcare Investors, Inc. (b)	8,680	330,534
Phillips Edison & Co., Inc.	5,910	215,656
Regency Centers Corp.	5,340	393,878
Rexford Industrial Realty, Inc.	7,530	294,800
Ryman Hospitality Properties, Inc. (b)	1,690	154,534
Sabra Health Care REIT, Inc. (b)	6,980	121,941
SL Green Realty Corp.	6,310	364,087
Sunstone Hotel Investors, Inc.	5,860	55,143

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
REITS - 6.2% (Continued)
Tanger, Inc. (b)	10,710	$361,891
Texas Pacific Land Corp. (b)	270	357,747
UDR, Inc.	5,510	248,887
Uniti Group, Inc.	44,310	223,322
Urban Edge Properties	9,260	175,940
Vornado Realty Trust	4,650	172,004
W.P. Carey, Inc. (b)	4,480	282,733
		10,604,251
RENEWABLE ENERGY - 0.4%
Array Technologies, Inc. (a)	22,840	111,231
Enphase Energy, Inc. (a)	4,910	304,665
First Solar, Inc. (a)(b)	1,970	249,067
		664,963
RETAIL - CONSUMER STAPLES - 2.1%
Albertsons Cos., Inc. - Class A	12,320	270,917
BJ's Wholesale Club Holdings, Inc. (a)(b)	3,100	353,710
Casey's General Stores, Inc. (b)	830	360,253
Five Below, Inc. (a)	2,170	162,587
Grocery Outlet Holding Corp. (a)	5,590	78,148
Hims & Hers Health, Inc. (a)(b)	6,810	201,236
Murphy USA, Inc.	2,100	986,601
Ollie's Bargain Outlet Holdings, Inc. (a)	1,450	168,722
PriceSmart, Inc.	1,550	136,168
Sprouts Farmers Market, Inc. (a)	2,350	358,704
Walgreen Boots Alliance, Inc.	44,730	499,634
		3,576,680
RETAIL - DISCRETIONARY - 3.8%
Academy Sports & Outdoors, Inc.	4,920	224,401
Advance Auto Parts, Inc. (b)	6,720	263,491
American Eagle Outfitters, Inc. (b)	9,550	110,971
Asbury Automotive Group, Inc. (a)	1,750	386,470
AutoNation, Inc. (a)	710	114,963
Bath & Body Works, Inc.	6,710	203,447
Beacon Roofing Supply, Inc. (a)	2,070	256,059
Boot Barn Holdings, Inc. (a)	2,330	250,312
Buckle, Inc. (The)	5,380	206,162
Builders FirstSource, Inc. (a)	3,290	411,053
CarMax, Inc. (a)	4,800	374,016

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
RETAIL - DISCRETIONARY - 3.8% (Continued)
CAVA Group, Inc. (a)(b)	3,190	$275,648
Dick's Sporting Goods, Inc.	1,530	308,387
Floor & Decor Holdings, Inc. - Class A (a)	3,070	247,043
Foot Locker, Inc. (a)	6,690	94,329
GameStop Corp. - Class A (a)(b)	11,310	252,439
Gap, Inc. (The)	7,270	149,835
GMS, Inc. (a)	4,420	323,411
Group 1 Automotive, Inc.	1,120	427,784
Hertz Global Holdings, Inc. (a)(b)	13,140	51,772
La-Z-Boy, Inc.	4,470	174,732
Lithia Motors, Inc.	650	190,801
Macy's, Inc. (b)	8,010	100,606
Signet Jewelers Ltd.	1,700	98,702
Urban Outfitters, Inc. (a)	7,160	375,184
Victoria's Secret & Co. (a)	4,540	84,353
Williams-Sonoma, Inc.	3,500	553,350
		6,509,721
SEMICONDUCTORS - 2.1%
Allegro MicroSystems, Inc. (a)	6,590	165,607
Astera Labs, Inc. (a)	2,900	173,043
Axcelis Technologies, Inc. (a)	4,880	242,390
Diodes, Inc. (a)	5,940	256,430
Entegris, Inc.	4,650	406,782
FormFactor, Inc. (a)	10,210	288,841
Lattice Semiconductor Corp. (a)	4,870	255,431
MACOM Technology Solutions Holdings, Inc. (a)(b)	1,550	155,589
MKS Instruments, Inc. (b)	2,100	168,315
Onto Innovation, Inc. (a)	1,560	189,290
Qorvo, Inc. (a)(b)	4,430	320,776
Rambus, Inc. (a)	2,590	134,097
Semtech Corp. (a)	3,970	136,568
SiTime Corp. (a)	950	145,226
Skyworks Solutions, Inc.	7,020	453,703
Veeco Instruments, Inc. (a)	7,960	159,837
		3,651,925
SOFTWARE - 6.4%
ACI Worldwide, Inc. (a)	4,180	228,688
Adeia, Inc.	13,401	177,161

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
SOFTWARE - 6.4% (Continued)
Affirm Holdings, Inc. (a)	7,230	$326,724
Akamai Technologies, Inc. (a)	4,260	342,930
Appfolio, Inc. - Class A (a)	520	114,348
AvePoint, Inc. (a)	220	3,177
Bentley Systems, Inc. - Class B	2,370	93,236
BlackLine, Inc. (a)(b)	3,290	159,302
Box, Inc. - Class A (a)	9,250	285,455
C3.ai, Inc. - Class A (a)	4,210	88,620
Calix, Inc. (a)	4,210	149,202
CCC Intelligent Solutions Holdings, Inc. (a)	11,410	103,032
Clearwater Analytics Holdings, Inc. - Class A (a)	5,880	157,584
Confluent, Inc. - Class A (a)	9,080	212,835
Dayforce, Inc. (a)	4,880	284,650
DocuSign, Inc. (a)	5,800	472,120
Doximity, Inc. - Class A (a)	2,740	159,002
Dropbox, Inc. - Class A (a)	5,760	153,850
Duolingo, Inc. (a)	1,100	341,594
Dynatrace, Inc. (a)	8,630	406,904
Elastic N.V. (a)	2,780	247,698
Freshworks, Inc. - Class A (a)	11,740	165,651
Guidewire Software, Inc. (a)	1,850	346,616
Informatica, Inc. - Class A (a)(b)	12,520	218,474
Nutanix, Inc. - Class A (a)	7,370	514,500
OneStream, Inc. (a)	2,210	47,161
Paycom Software, Inc.	1,530	334,274
Paylocity Holding Corp. (a)	1,160	217,314
Privia Health Group, Inc. (a)	7,680	172,416
Procore Technologies, Inc. (a)(b)	3,590	237,012
Progress Software Corp.	6,410	330,179
PTC, Inc. (a)	4,100	635,295
Q2 Holdings, Inc. (a)	960	76,810
Qualys, Inc. (a)	1,170	147,338
Samsara, Inc. - Class A (a)	6,920	265,244
SentinelOne, Inc. - Class A (a)	11,740	213,433
Sprinklr, Inc. - Class A (a)	13,550	113,142
SPS Commerce, Inc. (a)	4,400	584,012
Tempus AI, Inc. (a)(b)	4,000	192,960
Tenable Holdings, Inc. (a)	3,260	114,035

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
SOFTWARE - 6.4% (Continued)
Twilio, Inc. - Class A (a)	4,320	$422,971
UiPath, Inc. - Class A (a)(b)	18,940	195,082
Unity Software, Inc. (a)(b)	11,790	230,966
Upstart Holdings, Inc. (a)	1,850	85,156
Varonis Systems, Inc. (a)	3,110	125,800
Verra Mobility Corp. (a)	12,180	274,172
Workiva, Inc. (a)	1,450	110,070
Zeta Global Holdings Corp. - Class A (a)	5,260	71,326
ZoomInfo Technologies, Inc. - Class A (a)	15,530	155,300
		11,104,821
SPECIALTY FINANCE - 2.2%
Air Lease Corp. (b)	3,330	160,872
Ally Financial, Inc.	8,260	301,242
Annaly Capital Management, Inc. (b)	18,290	371,470
Blackstone Mortgage Trust, Inc. - Class A (b)	10,010	200,200
Bread Financial Holdings, Inc. (b)	2,910	145,733
Encore Capital Group, Inc. (a)	3,150	107,982
Essent Group Ltd.	2,930	169,120
First American Financial Corp.	2,340	153,574
FTAI Aviation Ltd.	2,810	311,994
MGIC Investment Corp.	4,340	107,545
Mr. Cooper Group, Inc. (a)	4,730	565,708
OneMain Holdings, Inc. (b)	3,410	166,681
QXO, Inc. (a)	11,540	156,252
SoFi Technologies, Inc. (a)	32,360	376,347
Starwood Property Trust, Inc. (b)	10,140	200,468
Walker & Dunlop, Inc.	4,120	351,683
		3,846,871
STEEL - 0.9%
ATI, Inc. (a)	8,120	422,484
Carpenter Technology Corp.	2,460	445,703
Reliance, Inc.	1,560	450,450
Steel Dynamics, Inc.	1,890	236,401
		1,555,038
TECHNOLOGY HARDWARE - 3.2%
Aurora Innovation, Inc. (a)(b)	26,090	175,455
Benchmark Electronics, Inc.	4,010	152,500
Ciena Corp. (a)	3,740	226,008

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
TECHNOLOGY HARDWARE - 3.2% (Continued)
Credo Technology Group Holding Ltd. (a)	14,250	$572,280
Extreme Networks, Inc. (a)	8,710	115,233
F5, Inc. (a)	1,470	391,417
Fabrinet (a)	920	181,709
InterDigital, Inc. (b)	2,400	496,200
Jabil, Inc.	2,560	348,339
JFrog Ltd. (a)	4,100	131,200
Juniper Networks, Inc.	6,120	221,483
Knowles Corp. (a)	9,450	143,640
Lumentum Holdings, Inc. (a)	1,890	117,823
Pitney Bowes, Inc.	13,600	123,080
Plexus Corp. (a)	4,250	544,553
Pure Storage, Inc. - Class A (a)	9,020	399,315
Sandisk Corp. (a)(b)	6,670	317,559
Sanmina Corp. (a)	7,940	604,869
TD SYNNEX Corp. (b)	1,680	174,653
		5,437,316
TECHNOLOGY SERVICES - 2.5%
CSG Systems International, Inc.	3,400	205,598
DXC Technology Co. (a)	7,040	120,032
EPAM Systems, Inc. (a)	1,150	194,166
EVERTEC, Inc.	7,140	262,538
ExlService Holdings, Inc. (a)	2,820	133,132
Genpact Ltd.	4,890	246,358
HealthEquity, Inc. (a)(b)	2,430	214,739
Insight Enterprises, Inc. (a)	2,670	400,473
Jack Henry & Associates, Inc.	1,660	303,116
Kyndryl Holdings, Inc. (a)	6,150	193,110
LiveRamp Holdings, Inc. (a)	5,760	150,567
MarketAxess Holdings, Inc.	1,740	376,449
Maximus, Inc.	1,860	126,833
Morningstar, Inc.	700	209,909
Payoneer Global, Inc. (a)	20,400	149,124
Sabre Corp. (a)	31,420	88,290
Shift4 Payments, Inc. - Class A (a)(b)	2,500	204,275
Toast, Inc. - Class A (a)	13,080	433,864
WEX, Inc. (a)	1,680	263,794
		4,276,367

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
TELECOMMUNICATIONS - 0.6%
AST SpaceMobile, Inc. (a)	4,430	$100,738
Cogent Communications Holdings, Inc.	4,860	297,967
Frontier Communications Parent, Inc. (a)	7,510	269,309
Lumen Technologies, Inc. (a)	34,620	135,710
Telephone and Data Systems, Inc.	4,660	180,528
		984,252
TRANSPORTATION & LOGISTICS - 2.4%
Air Transport Services Group, Inc. (a)	32,980	740,071
Alaska Air Group, Inc. (a)	6,880	338,634
American Airlines Group, Inc. (a)	13,800	145,590
ArcBest Corp. (b)	4,470	315,493
C.H. Robinson Worldwide, Inc.	2,780	284,672
GXO Logistics, Inc. (a)	5,310	207,515
Hub Group, Inc. - Class A	6,960	258,703
JetBlue Airways Corp. (a)	27,380	131,972
Knight-Swift Transportation Holdings, Inc.	4,160	180,918
Matson, Inc.	3,020	387,073
RXO, Inc. (a)	6,250	119,375
Ryder System, Inc.	1,040	149,562
Saia, Inc. (a)(b)	1,030	359,913
SkyWest, Inc. (a)	2,870	250,752
XPO, Inc. (a)	3,010	323,816
		4,194,059
TRANSPORTATION EQUIPMENT - 0.3%
Greenbrier Cos., Inc. (The)	5,620	287,856
Trinity Industries, Inc.	6,450	180,987
		468,843
WHOLESALE - CONSUMER STAPLES - 0.7%
Andersons, Inc. (The)	9,150	392,809
Bunge Global S.A.	3,030	231,553
United Natural Foods, Inc. (a)	5,990	164,066
US Foods Holding Corp. (a)	6,670	436,618
		1,225,046
WHOLESALE - DISCRETIONARY - 1.0%
Aramark (b)	7,620	263,042
G-III Apparel Group Ltd. (a)	3,190	87,246
LKQ Corp.	10,330	439,438
OPENLANE, Inc. (a)	8,420	162,338

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Fair Value
WHOLESALE - DISCRETIONARY - 1.0% (Continued)
Pool Corp. (b)	1,690	$538,012
ScanSource, Inc. (a)	4,950	168,350
		1,658,426

TOTAL COMMON STOCKS (COST $148,380,934)		$169,660,824

RIGHTS - 0.0% (c)	Shares	Fair Value
MEDICAL EQUIPMENT & DEVICES - 0.0% (c)
OmniAb, Inc. (a)(d)(e) (COST $0)	2,092	$673

CORPORATE NOTES - 1.0%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 1.0%
Calvert Impact Capital, Inc. (d)	2.500%	06/13/25	$150,000	$148,991
Calvert Impact Capital, Inc. (d)	2.500%	12/15/25	280,000	273,917
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	180,000	172,765
Calvert Impact Capital, Inc. (d)	5.000%	12/15/28	220,000	216,896
Calvert Impact Capital, Inc. (d)	5.000%	06/15/29	200,000	196,701
Calvert Impact Capital, Inc. (d)	4.500%	12/14/29	170,000	163,390
Capital Impact Partners Investment (d)	5.750%	06/15/25	200,000	200,503
Capital Impact Partners Investment (d)	4.500%	12/15/25	170,000	170,112
Capital Impact Partners Investment (d)	5.000%	12/15/26	200,000	201,563
TOTAL CORPORATE NOTES (COST $1,770,000)				$1,744,838

MONEY MARKET FUNDS - 0.3%	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.27% (f) (COST $584,485)	584,485	$584,485

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 15.8%	Shares	Fair Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.42% (f)(g) (COST $27,196,082)	27,196,082	$27,196,082

TOTAL INVESTMENTS - (COST $177,931,501) - 115.6%		$199,186,902

LIABILITIES IN EXCESS OF OTHER ASSETS - (15.6%)		(26,920,489)

NET ASSETS - 100.0%		$172,266,413

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $26,580,510.
(c)	Percentage rounds to less than 0.1%.
(d)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 2.500%, 06/13/25	06/12/20	150,000	148,991	0.1%
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	280,000	273,917	0.2%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	180,000	172,765	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	220,000	216,896	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	200,000	196,701	0.1%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	170,000	163,390	0.1%
Capital Impact Partners Investment, 5.750%, 06/15/25	06/20/23	200,000	200,503	0.1%
Capital Impact Partners Investment, 4.500%, 12/15/25	12/16/24	170,000	170,112	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	200,000	201,563	0.1%
OmniAb, Inc.	11/02/22	—	673	0.0	%(c)
		$1,770,000	$1,745,511	1.0%

(e)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total fair value of such securities was $673 as of March 31, 2025, representing 0.0% (c) of net assets.
(f)	The rate shown is the 7-day effective yield as of March 31, 2025.
(g)	The security was purchased with cash collateral received from securities on loan.

plc - Public Liability Company
REIT - Real Estate Investment Trust

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio

March 31, 2025 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 70.6%
Praxis Impact Bond Fund - Class I	1,811,172	$17,006,901

EQUITY FUND - 29.4%
Praxis Growth Index Fund - Class I	48,265	2,137,194
Praxis International Index Fund - Class I	158,620	2,127,097
Praxis Small Cap Index Fund - Class I	53,255	587,402
Praxis Value Index Fund - Class I	126,397	2,241,018
		7,092,711

TOTAL AFFILIATED MUTUAL FUNDS (COST $21,413,599)		$24,099,612

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.27% (b) (COST $6,901)	6,901	$6,901

TOTAL INVESTMENTS - (COST $21,420,500) - 100.0%		$24,106,513

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (a)		1,933

NET ASSETS - 100.0%		$24,108,446

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2025.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio

March 31, 2025 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 40.7%
Praxis Impact Bond Fund - Class I	4,059,590	$38,119,546

EQUITY FUND - 59.3%
Praxis Growth Index Fund - Class I	327,660	14,508,765
Praxis International Index Fund - Class I	1,243,141	16,670,527
Praxis Small Cap Index Fund - Class I	835,480	9,215,347
Praxis Value Index Fund - Class I	858,063	15,213,457
		55,608,096

TOTAL AFFILIATED MUTUAL FUNDS (COST $69,967,949)		$93,727,642

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.27% (b) (COST $1,822)	1,822	$1,822

TOTAL INVESTMENTS - (COST $69,969,771) - 100.0%		$93,729,464

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(1,501)

NET ASSETS - 100.0%		$93,727,963

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2025.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio

March 31, 2025 (Unaudited)

AFFILIATED MUTUAL FUNDS - 100.0%	Shares	Fair Value
DEBT FUND - 20.5%
Praxis Impact Bond Fund - Class I	2,399,156	$22,528,071

EQUITY FUND - 79.5%
Praxis Growth Index Fund - Class I	496,070	21,965,958
Praxis International Index Fund - Class I	1,959,373	26,275,191
Praxis Small Cap Index Fund - Class I	1,481,208	16,337,726
Praxis Value Index Fund - Class I	1,299,331	23,037,141
		87,616,016

TOTAL AFFILIATED MUTUAL FUNDS (COST $75,238,052)		$110,144,087

MONEY MARKET FUNDS - 0.0% (a)	Shares	Fair Value
First American Government Obligations Fund - Class X, 4.27% (b) (COST $1,141)	1,141	$1,141

TOTAL INVESTMENTS - (COST $75,239,193) - 100.0%		$110,145,228

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (a)		3,294

NET ASSETS - 100.0%		$110,148,522

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of March 31, 2025.